United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/21

Date of Reporting Period: 03/31/21

Item 1.	Reports to Stockholders

Annual Shareholder Report
March 31, 2021

Share Class | Ticker	A | FRSAX	A1 | FFRFX	C | FRICX
	Institutional | FFRSX	R6 | FFRLX

Federated Hermes Floating Rate Strategic Income Fund
(formerly, Federated Floating Rate Strategic Income Fund)
Fund Established 2010

A Portfolio of Federated Hermes Income Securities Trust
(formerly, Federated Income Securities Trust)
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2020 through March 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Floating Rate Strategic Income Fund (the “Fund”), based on net asset value for the 12-month reporting period ended March 31, 2021, was 14.01% for the Class A Shares, 13.99% for the Class A1 Shares,1 13.08% for the Class C Shares, 14.29% for the Institutional Shares and 14.31% for the Class R6 Shares. The 14.31% total return for the Class R6 Shares during the reporting period consisted of 3.48% of dividends and reinvestments and 10.83% of appreciation in the net asset value of the shares. The ICE BofAML US 3-Month Treasury Bill Index (BAML3MT),2 the Fund’s broad-based securities market index, had a total return of 0.12%, and the Fund’s custom blended index (“Blended Benchmark”)3 (55% Credit Suisse Leveraged Loan Index (CSLLI)/30% ICE BofAML 1-Year US Treasury Note Index (BAML1YT)/15% ICE BofAML USD 1-Month Deposit Offered Rate Constant Maturity Index) had a total return of 11.10% for the same reporting period. The Fund’s total return during the reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BAML3MT or the Blended Benchmark.
During the reporting period, the primary components of the Fund’s investment strategy which affected performance relative to the Blended Benchmark4 were: (a) allocation of Fund assets among the following three broad sectors: domestic noninvestment-grade,5 domestic investment-grade and foreign;6 and (b) the selection of securities within each of the Fund’s sectors.
The following discussion will focus on the performance of the Fund’s R6 Shares relative to the Blended Benchmark.
MARKET OVERVIEW
During the reporting period, domestic leveraged finance asset classes generated positive absolute total returns as risk markets rallied back from the pandemic-induced sell-off during the prior period. This included the U.S. leveraged loan market. Credit risk spreads tightened materially, and asset prices increased methodically in the U.S. leveraged loan market as prospects for recovery and abundant liquidity outweighed the negative economic impact caused primarily by the pandemic. In fact, the spread between the CSLLI and 3-month London Interbank Offered Rate (LIBOR) (a common benchmark rate for floating rate assets), as measured by a 3-year discount margin, declined from 9.74% at the beginning of the period to 4.49% by the end of the reporting period.7 The average price of assets in the CSLLI (excluding defaulted constituents) increased from $83.18 to $98.08 during the same timeframe. The increase in asset prices, coupled with the current income stream generated by leveraged loans, generated a positive total return for the asset class.
Annual Shareholder Report

Riskier asset classes, including US leveraged loans, benefited from expectations of an improving macroeconomic picture as business activity, employment, and growth indicators provided increasing evidence that a strong recovery was developing out of the global pandemic shock. The development and rollout of highly efficacious vaccines stimulated optimism that the biggest near-term threat to global societies could be defeated in due course. Corporate and credit fundamental factors offered positive signs as well. Effective cost containment measures enacted by corporate issuers and encouraging commentary on improving business activity were positive contributors to improved earnings expectations. Leveraged finance investors were encouraged by most corporate debtors’ ability to fortify liquidity cushion and manage cash flow during a challenging business environment. After reaching a lower than expected peak by the end of 2020, the issuer default rate in leveraged finance markets trended lower during the final few months of the reporting period.
Broad based effects of ample stimulus and liquidity were key drivers of asset price recovery. With the federal funds target rate set at near-zero and quantitative easing measures applied, the Federal Reserve (the “Fed”) provided a massive dose of monetary accommodation. Various fiscal measures approved by U.S. Congress and implemented, along with the monetary actions, created a powerful stimulus cocktail that bolstered risk markets. In addition, well-funded private equity firms and highly capitalized U.S. commercial banks provided additional and important sources of liquidity that helped leveraged finance borrowers to “weather the storm” during the reporting period.
The U.S. leveraged loan market experienced improving technical factors. Corporate loan asset demand improved from an array of sources, which included collateralized loan obligation (CLO) formation, higher multi-asset investment portfolio allocations, and positive category fund flows during the final months of the reporting period.
With short term rates anchored by the Fed, funding rates remained low. For example, the U.S. Dollar LIBOR three-month rate declined from 1.45% at the beginning of the period to 0.19% as of March 31, 2021.
SECTOR ALLOCATION
The Fund’s sector weightings were a positive contributor to performance relative to the Blended Benchmark. In general, the Fund’s assets were positioned with an overweight weighting to the riskier domestic noninvestment-grade sector and an underweight weighting to the higher quality domestic investment-grade sector during the reporting period. Given the rally in higher risk asset classes, leveraged loan assets with a greater degree of credit risk outperformed higher quality floating rate assets.
Annual Shareholder Report

SECURITY SELECTION
Positive security selection contributed to the Fund’s outperformance relative to the Blended Benchmark during the reporting period. Within the domestic noninvestment-grade sector, the Fund’s portfolio performance was enhanced by positive selection in lower duration high yield bonds, which outperformed loans. Fund holdings in various investment grade-rated asset classes8 including bank loans,9 corporate bonds and CLOs produced blended returns which exceeded that portion of the Blended Benchmark, due primarily to credit risk embedded in these investments. Within the foreign sector, leveraged bank loans, trade finance instruments and corporate bonds from foreign-domiciled issuers produced returns which outperformed that portion of the Blended Benchmark, which again was due to the presence of credit risk.
1
The Fund’s Class A1 Shares commenced operations on October 23, 2020. For the period prior to the commencement of operations of A1 Shares, the performance information shown for the Fund’s A1 Shares is for the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the A1 Shares, since the A1 Shares have the same expense ratio as the Class A Shares. The performance of the Class A Shares has been adjusted to reflect differences in sales charges of the Class A1 and Class A Shares.
2
Please see the footnotes to the line graphs below for definitions of, and further information about, the BAML3MT.
3
Please see the footnotes to the line graphs below for definitions of, and further information about, the Blended Benchmark.
4
The impact of these factors on Fund performance relative to the index is discussed below and in terms of fund gross performance (i.e., without regard to actual cash flows, transaction costs and other expenses).
5
Noninvestment-grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
6
International investing involves special risks including currency risks, increased volatility, political risks and differences in auditing and other financial standards.
7
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
8
Variable and floating rate loans and securities generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, variable and floating-rate loans and securities generally will not increase in value as much as fixed-rate debt instruments if interest rates decline.
9
In addition to the risks generally associated with debt instruments such as credit, market, interest rate, liquidity and derivatives risk, leveraged loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Floating Rate Strategic Income Fund (the “Fund”) from March 31, 2011 to March 31, 2021 for Class C Shares and Institutional Shares compared to the ICE BofAML US 3-Month Treasury Bill Index (BAML3MT),2,3 the Fund’s broad-based securities market index, and a blend of indexes comprised of 55% Credit Suisse Leveraged Loan Index (CSLLI)4/30% BofAML 1-Year US Treasury Note Index (BAML1YT) 5/15% ICE BofAML US Dollar 1-Month Deposit Offered Rate Constant Maturity Index6 (the “Blended Benchmark”).The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of March 31, 2021
■ Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns Table for the Period Ended 3/31/2021
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Year	10 Year
Class A Shares	12.82%	3.19%	3.00%
Class A1 Shares[7]	11.66%	2.98%	2.90%
Class C Shares[8]	12.08%	2.69%	2.24%
Institutional Shares	14.29%	3.74%	3.45%
Class R6 Shares[9]	14.31%	3.71%	3.24%
BAML3MT	0.12%	1.19%	0.63%
Blended Benchmark	11.10%	3.64%	2.84%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund’s Class A Shares after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900); for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The BAML3MT and the Blended Benchmark have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2
The BAML3MT and the Blended Benchmark are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3
The BAML3MT is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.
4
The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market.
5
The BAML1YT is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.
Annual Shareholder Report

6
The Blended Benchmark is a blend of indexes comprised of 55% Credit Suisse Leveraged Loan Index/30% ICE BofAML 1-Year US Treasury Note Index/15% ICE BofAML US Dollar 1-Month Deposit Offered Rate Constant Maturity Index. The ICE BofAML US Dollar 1-Month Deposit Offered Rate Constant Maturity Index is an independent calculation of the ICE BofAML 1-Month London Interbank Offered Rate (LIBOR).
7
The Fund’s Class A1 Shares commenced operations on October 23, 2020. For the period prior to the commencement of operations of A1 Shares, the performance information shown for the Fund’s A1 Shares is for the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the A1 Shares, since the A1 Shares have the same expense ratio as the Class A Shares. The performance of the Class A Shares has been adjusted to reflect differences in sales loads and charges imposed on the purchase of the Class A1 and Class A Shares.
8
The Fund’s Class C Shares commenced operations on September 6, 2013. For the period prior to the commencement of operations of Class C Shares, the performance information shown is for the Fund’s Institutional Shares performance adjusted to reflect the expenses of Class C Shares for each year for which the expenses of Class C Shares would have exceeded the actual expenses paid by Institutional Shares. The performance shown in the table above also has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of the Institutional Shares and Class C Shares.
9
The Fund’s Class R6 Shares commenced operations on December 27, 2016. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for Institutional Shares, which has been adjusted to reflect the expenses of Class R6 Shares for each year for which the Fund’s Class R6 expenses would have exceeded the actual expenses paid by the Fund’s Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At March 31, 2021, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Floating Rate Loans	55.1%
Corporate Debt Securities	16.1%
Project and Trade Finance Core Fund	8.3%
Asset-Backed Securities	7.0%
Other Security Type[3]	6.6%
Collateralized Mortgage Obligations	3.0%
Common Stocks[4]	0.0%
Warrant[4]	0.0%
Adjustable Rate Mortgages[4]	0.0%
Cash Equivalents[5]	5.9%
Other Assets and Liabilities—Net[6]	(2.0)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.
Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

3	Other Security Types consist of exchange-traded funds.
4	Represents less than 0.1%.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
March 31, 2021
Principal Amount or Shares			Value
		CORPORATE BONDS— 5.5%
		Airlines— 0.5%
$ 1,275,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 1st Lien, 144A, 5.500%, 4/20/2026	$1,328,473
2,000,000		Hawaiian Brand Intellect, Sec. Fac. Bond, 144A, 5.750%, 1/20/2026	2,127,700
		TOTAL	3,456,173
		Building Materials— 0.2%
1,250,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,329,456
		Chemicals— 0.1%
575,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	593,782
		Diversified Manufacturing— 0.1%
650,000		Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	681,961
		Financial Institution - Banking— 0.3%
1,630,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.810% (Secured Overnight Financing Rate +0.800%), 3/17/2023	1,644,371
		Gaming— 0.8%
3,000,000		Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	3,026,250
2,000,000		Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	2,091,250
		TOTAL	5,117,500
		Health Care— 0.3%
1,250,000		LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	1,228,125
400,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	418,000
		TOTAL	1,646,125
		Industrial - Other— 0.3%
2,000,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	2,097,500
		Media Entertainment— 0.2%
929,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	948,012
		Metals & Mining— 0.5%
3,000,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 4.500%, 4/1/2026	3,121,680
		Midstream— 0.4%
2,000,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	2,021,250
350,000		Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	358,313
		TOTAL	2,379,563
		Pharmaceuticals— 1.4%
2,000,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	2,052,400
2,850,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	2,878,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Pharmaceuticals— continued
$ 4,000,000	[2,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	$2,850,000
2,000,000	[2,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.750%, 8/1/2022	1,370,000
		TOTAL	9,150,900
		Retailers— 0.3%
2,175,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	2,221,219
		Technology— 0.1%
750,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	795,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $36,219,279)	35,183,242
	[1]	ASSET-BACKED SECURITIES— 5.2%
		Auto Receivables— 0.4%
2,300,000		BMW Floorplan Master Owner Trust 2018-1, Class A2, 0.426% (1-month USLIBOR +0.320%), 5/15/2023	2,304,807
		Credit Card— 0.3%
2,100,000		Master Credit Card Trust 2018-1A, Class A, 0.600% (1-month USLIBOR +0.490%), 7/21/2024	2,115,092
		Finance Companies— 4.5%
1,500,000		Anchorage Capital CLO, LTD. 2020-15A, Class A, 2.074% (3-month USLIBOR +1.850%), 7/20/2031	1,502,856
1,000,000		Anchorage Capital CLO, LTD. 2020-15A, Class B1, 2.674% (3-month USLIBOR +2.450%), 7/20/2031	1,005,092
500,000		Ballyrock Ltd. 2020-14A, Class C, 3.796% (3-month USLIBOR +3.600%), 1/20/2034	507,771
1,000,000		Battalion CLO LTD 2020-18A, Class B, 2.541% (3-month USLIBOR +2.300%), 10/15/2032	1,004,176
1,250,000		Dryden Senior Loan Fund 2018-61A, Class DR, 3.199% (3-month USLIBOR +3.100%), 1/17/2032	1,250,656
1,000,000		GoldenTree Loan Management US 2020-7A, Class A, 2.124% (3-month USLIBOR +1.900%), 4/20/2031	1,001,764
750,000		GoldenTree Loan Management US 2020-7A, Class C, 3.774% (3-month USLIBOR +3.550%), 4/20/2031	752,794
600,000		Magnetite CLO Ltd. 2020-28A, Class C, 2.566% (3-month USLIBOR +2.350%), 10/25/2031	602,977
300,000		Magnetite CLO Ltd. 2020-28A, Class D, 3.716% (3-month USLIBOR +3.500%), 10/25/2031	302,183
500,000		Neuberger Berman CLO Ltd. 2020-38A, Class B, 1.924% (3-month USLIBOR +1.700%), 10/20/2032	500,165
1,000,000		Neuberger Berman CLO Ltd. 2020-38A, Class C, 2.574% (3-month USLIBOR +2.350%), 10/20/2032	1,003,874
500,000		Neuberger Berman CLO Ltd. 2020-39A, Class C, 2.492% (3-month USLIBOR +2.250%), 1/20/2032	502,327
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES— continued
		Finance Companies— continued
$ 500,000		Neuberger Berman CLO Ltd. 2020-39A, Class D, 3.842% (3-month USLIBOR +3.600%), 1/20/2032	$505,179
2,500,000		OCP CLO Ltd. 2020-18A, Class A, 2.024% (3-month USLIBOR +1.800%), 4/20/2030	2,504,479
1,000,000		OCP CLO Ltd. 2020-18A, Class C, 3.144% (3-month USLIBOR +2.920%), 4/20/2030	1,003,965
1,000,000		OCP CLO Ltd. 2020-8RA, Class C, 3.969% (3-month USLIBOR +3.750%), 1/17/2032	1,010,465
1,250,000		OCP CLO Ltd., 2019-16A, Class DR, 3.237% (3-month USLIBOR +3.150%), 4/10/2033	1,250,755
699,963		Palmer Square Loan Funding 2019-4A, Class A1, 1.117% (3-month USLIBOR +0.900%), 10/24/2027	700,415
2,500,000		Palmer Square Loan Funding 2019-4A, Class A2, 1.817% (3-month USLIBOR +1.600%), 10/24/2027	2,505,386
600,000		Palmer Square Loan Funding Ltd. 2020-3A, Class C, 4.154% (3-month USLIBOR +3.930%), 7/20/2028	603,776
2,000,000		Parallel Ltd. 2017-1A, Class DR, 3.324% (3-month USLIBOR +3.100%), 7/20/2029	1,934,603
1,000,000		Parallel Ltd. 2020-1A, Class A1, 2.049% (3-month USLIBOR +1.825%), 7/20/2031	1,001,815
1,000,000		Parallel Ltd. 2020-1A, Class A2, 2.624% (3-month USLIBOR +2.400%), 7/20/2031	1,007,102
500,000		Pikes Peak CLO 2021-7A, Class D, 3.587% (3-month USLIBOR +3.400%), 2/25/2034	506,218
2,424,871		Stratus CLO, Ltd. 2020-1A, Class A, 2.204% (3-month USLIBOR +1.980%), 5/1/2028	2,426,059
2,000,000		Stratus CLO, Ltd. 2020-1A, Class C, 5.200% (3-month USLIBOR +4.700%), 5/1/2028	1,999,026
		TOTAL	28,895,878
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $33,160,085)	33,315,777
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— 2.8%
		Federal Home Loan Mortgage Corporation— 1.2%
109,379		REMIC, Series 3122, Class FE, 0.406% (1-month USLIBOR +0.300%), 3/15/2036	109,562
460,080		REMIC, Series 3241, Class FM, 0.486% (1-month USLIBOR +0.380%), 11/15/2036	463,012
3,027,868		REMIC, Series 4903, Class NF, 0.508% (1-month USLIBOR +0.400%), 8/25/2049	3,047,881
4,275,695		REMIC, Series 4911, Class FB, 0.558% (1-month USLIBOR +0.450%), 9/25/2049	4,300,822
		TOTAL	7,921,277
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— 1.6%
$ 530,134		REMIC, Series 2006-99, Class AF, 0.528% (1-month USLIBOR +0.420%), 10/25/2036	$534,701
328,039		REMIC, Series 2006-111, Class FA, 0.488% (1-month USLIBOR +0.380%), 11/25/2036	330,218
90,764		REMIC, Series 2010-134, Class BF, 0.538% (1-month USLIBOR +0.430%), 10/25/2040	91,275
161,130		REMIC, Series 2010-135, Class FP, 0.508% (1-month USLIBOR +0.400%), 12/25/2040	162,510
538,695		REMIC, Series 2012-79, Class F, 0.558% (1-month USLIBOR +0.450%), 7/25/2042	542,893
102,738		REMIC, Series 2012-135, Class FA, 0.408% (1-month USLIBOR +0.300%), 11/25/2039	102,790
4,072,361		REMIC, Series 2018-35, Class FA, 0.408% (1-month USLIBOR +0.300%), 5/25/2048	4,086,876
4,038,869		REMIC, Series 2019-24, Class BF, 0.508% (1-month USLIBOR +0.400%), 5/25/2049	4,069,145
		TOTAL	9,920,408
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $17,711,688)	17,841,685
	[1]	NON-AGENCY MORTGAGE-BACKED SECURITY— 0.3%
		Non-Agency Mortgage— 0.3%
1,624,000		Silverstone Master Issuer 2018-1A, Class 1A, 0.613% (3-month USLIBOR +0.390%), 1/21/2070 (IDENTIFIED COST $1,624,000)	1,626,694
	[1]	ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal Home Loan Mortgage Corporation ARM— 0.0%
75,822		FHLMC ARM, 2.591%, 8/1/2035	79,217
30,386		FHLMC ARM, 2.625%, 5/1/2036	32,135
52,558		FHLMC ARM, 3.243%, 7/1/2034	55,297
35,630		FHLMC ARM, 3.662%, 5/1/2034	37,459
		TOTAL	204,108
		Federal National Mortgage Association ARM— 0.0%
53,827		FNMA ARM, 1.960%, 2/1/2036	56,563
24,385		FNMA ARM, 2.264%, 9/1/2035	25,535
19,513		FNMA ARM, 2.564%, 4/1/2034	20,421
		TOTAL	102,519
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $307,847)	306,627
	[1]	FLOATING RATE LOAN— 0.0%
		Health Care— 0.0%
199,454		HCA, Inc., Term Loan - 1st Lien, Series B13, 1.858% (1-month USLIBOR +1.750%), 3/18/2026 (IDENTIFIED COST $198,955)	199,625
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES— 86.4%
50,841,165	Bank Loan Core Fund	$489,092,009
14,019,446	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[4]	14,022,251
6,008,693	Project and Trade Finance Core Fund	53,116,844
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $571,004,294)	556,231,104
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $660,226,148)[5]	644,704,754
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[6]	(1,187,063)
	TOTAL NET ASSETS—100%	$643,517,691
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2021, were as follows:
	Bank Loan Core Fund*	Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares	Project and Trade Finance Core Fund	Total of Affiliated Transactions
Value as of 3/31/2020	$528,653,756	$4,465,833	$63,123,263	$596,242,852
Purchases at Cost	$44,000,000	$253,442,990	$9,000,000	$306,442,990
Proceeds from Sales	$(139,000,000)	$(243,886,700)	$(20,000,000)	$(402,886,700)
Change in Unrealized Appreciation/ Depreciation	$71,033,594	$(854)	$2,032,024	$73,064,764
Net Realized Gain/(Loss)	$(15,595,341)	$982	$(1,038,443)	$(16,632,802)
Value as of 3/31/2021	$489,092,009	$14,022,251	$53,116,844	$556,231,104
Shares Held as of 3/31/2021	50,841,165	14,019,446	6,008,693	70,869,304
Dividend Income	$20,183,168	$37,118	$1,316,563	$21,536,849

*	At March 31, 2021, the Fund owns a majority of the outstanding shares of beneficial interest of Bank Loan Core Fund (BLCORE).
The Fund invests in BLCORE, a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other accredited investors. The investment objective of BLCORE is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Hermes, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually,
Annual Shareholder Report

and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE. The financial statements of BLCORE are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of BLCORE in which the Fund invested 76.0% of its net assets at March 31, 2021. The financial statements of BLCORE should be read in conjunction with the Fund’s financial statements. The valuation of securities held by BLCORE is discussed in the notes to its financial statements.
1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Issuer in default.
3	Non-income-producing security.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $666,459,177.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$35,183,242	$—	$35,183,242
Asset-Backed Securities	—	33,315,777	—	33,315,777
Collateralized Mortgage Obligations	—	17,841,685	—	17,841,685
Non-Agency Mortgage-Backed Security	—	1,626,694	—	1,626,694
Adjustable Rate Mortgages	—	306,627	—	306,627
Floating Rate Loan	—	199,625	—	199,625
Investment Companies[1]	503,114,260	—	—	556,231,104
TOTAL SECURITIES	$503,114,260	$88,473,650	$—	$644,704,754

[1]
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $53,116,844 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statements of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing
NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.60	$9.78	$9.94	$9.99	$9.65
Income From Investment Operations:
Net investment income (loss)	0.26	0.40[1]	0.42	0.35	0.33
Net realized and unrealized gain (loss)	0.93	(1.18)	(0.17)	(0.05)	0.34
Total From Investment Operations	1.19	(0.78)	0.25	0.30	0.67
Less Distributions:
Distributions from net investment income	(0.26)	(0.40)	(0.41)	(0.35)	(0.33)
Net Asset Value, End of Period	$9.53	$8.60	$9.78	$9.94	$9.99
Total Return[2]	14.01%	(8.34)%	2.58%	3.01%	7.07%
Ratios to Average Net Assets:
Net expenses[3]	0.94%	1.01%	1.04%	1.03%	1.04%
Net investment income	2.83%	4.14%	4.20%	3.46%	3.35%
Expense waiver/reimbursement[4]	0.12%	0.09%	0.09%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$203,338	$275,265	$376,745	$385,448	$352,980
Portfolio turnover	26%	21%	39%	15%	16%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A1 Shares
(For a Share Outstanding Throughout the Period)
Period Ended 3/31/2021[1]
Net Asset Value, Beginning of Period	$9.30
Income From Investment Operations:
Net investment income (loss)	0.12
Net realized and unrealized gain (loss)	0.23
Total From Investment Operations	0.35
Less Distributions:
Distributions from net investment income	(0.12)
Net Asset Value, End of Period	$9.53
Total Return[2]	3.78%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]
Net investment income	3.04%[4]
Expense waiver/reimbursement[5]	0.18%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$44,778
Portfolio turnover	26%[6]

1	Reflects operations for the period from October 23, 2020 (date of initial investment) to March 31, 2021.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.61	$9.79	$9.95	$10.00	$9.66
Income From Investment Operations:
Net investment income (loss)	0.19	0.33[1]	0.35	0.28	0.27
Net realized and unrealized gain (loss)	0.93	(1.18)	(0.16)	(0.05)	0.34
Total From Investment Operations	1.12	(0.85)	0.19	0.23	0.61
Less Distributions:
Distributions from net investment income	(0.19)	(0.33)	(0.35)	(0.28)	(0.27)
Net Asset Value, End of Period	$9.54	$8.61	$9.79	$9.95	$10.00
Total Return[2]	13.08%	(8.99)%	1.92%	2.34%	6.39%
Ratios to Average Net Assets:
Net expenses[3]	1.74%	1.74%	1.69%	1.68%	1.68%
Net investment income	2.05%	3.42%	3.56%	2.81%	2.71%
Expense waiver/reimbursement[4]	0.08%	0.06%	0.10%	0.13%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,895	$29,107	$45,449	$45,759	$42,067
Portfolio turnover	26%	21%	39%	15%	16%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.60	$9.78	$9.94	$9.99	$9.65
Income From Investment Operations:
Net investment income (loss)	0.29	0.43[1]	0.45	0.38	0.37
Net realized and unrealized gain (loss)	0.93	(1.18)	(0.16)	(0.05)	0.34
Total From Investment Operations	1.22	(0.75)	0.29	0.33	0.71
Less Distributions:
Distributions from net investment income	(0.29)	(0.43)	(0.45)	(0.38)	(0.37)
Net Asset Value, End of Period	$9.53	$8.60	$9.78	$9.94	$9.99
Total Return[2]	14.29%	(8.05)%	2.94%	3.37%	7.44%
Ratios to Average Net Assets:
Net expenses[3]	0.69%	0.69%	0.69%	0.68%	0.69%
Net investment income	3.10%	4.46%	4.55%	3.82%	3.69%
Expense waiver/reimbursement[4]	0.14%	0.12%	0.11%	0.12%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$361,783	$336,021	$605,393	$561,017	$464,819
Portfolio turnover	26%	21%	39%	15%	16%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,				Period Ended 3/31/2017[1]
	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.59	$9.77	$9.94	$9.99	$9.97
Income From Investment Operations:
Net investment income (loss)	0.29	0.43[2]	0.45	0.38	0.09
Net realized and unrealized gain (loss)	0.93	(1.18)	(0.17)	(0.05)	0.02
Total From Investment Operations	1.22	(0.75)	0.28	0.33	0.11
Less Distributions:
Distributions from net investment income	(0.29)	(0.43)	(0.45)	(0.38)	(0.09)
Net Asset Value, End of Period	$9.52	$8.59	$9.77	$9.94	$9.99
Total Return[3]	14.31%	(8.06)%	2.85%	3.38%	1.07%
Ratios to Average Net Assets:
Net expenses[4]	0.68%	0.68%	0.68%	0.66%	0.69%[5]
Net investment income	3.11%	4.44%	4.74%	3.87%	3.49%[5]
Expense waiver/reimbursement[6]	0.08%	0.05%	0.05%	0.07%	0.12%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,724	$9,880	$10,941	$1,134	$0[7]
Portfolio turnover	26%	21%	39%	15%	16%[8]

1	Reflects operations for the period from December 27, 2016 (date of initial investment) to March 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than $1,000.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and LiabilitiesMarch 31, 2021

Assets:
Investment in securities, at value including $556,231,104 of investment in affiliated holdings* (identified cost $660,226,148)	$644,704,754
Cash	342
Income receivable	485,301
Income receivable from affiliated holdings	1,714,619
Receivable for shares sold	2,079,831
Total Assets	648,984,847
Liabilities:
Payable for investments purchased	4,501,490
Payable for shares redeemed	583,036
Income distribution payable	85,202
Payable for investment adviser fee (Note 5)	9,010
Payable for administrative fee (Note 5)	1,373
Payable for distribution services fee (Note 5)	15,074
Payable for other service fees (Notes 2 and 5)	58,120
Accrued expenses (Note 5)	213,851
Total Liabilities	5,467,156
Net assets for 67,533,200 shares outstanding	$643,517,691
Net Assets Consist of:
Paid-in capital	$718,363,274
Total distributable earnings (loss)	(74,845,583)
Total Net Assets	$643,517,691
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($203,337,534 ÷ 21,338,301 shares outstanding), no par value, unlimited shares authorized	$9.53
Offering price per share (100/99.00 of $9.53)	$9.63
Redemption proceeds per share	$9.53
Class A1 Shares:
Net asset value per share ($44,778,318 ÷ 4,697,927 shares outstanding), no par value, unlimited shares authorized	$9.53
Offering price per share (100/98.00 of $9.53)	$9.72
Redemption proceeds per share	$9.53
Class C Shares:
Net asset value per share ($23,894,667 ÷ 2,504,857 shares outstanding), no par value, unlimited shares authorized	$9.54
Offering price per share	$9.54
Redemption proceeds per share (99.00/100 of $9.54)	$9.44
Institutional Shares:
Net asset value per share ($361,783,012 ÷ 37,970,766 shares outstanding), no par value, unlimited shares authorized	$9.53
Offering price per share	$9.53
Redemption proceeds per share	$9.53
Class R6 Shares:
Net asset value per share ($9,724,160 ÷ 1,021,349 shares outstanding), no par value, unlimited shares authorized	$9.52
Offering price per share	$9.52
Redemption proceeds per share	$9.52

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of OperationsYear Ended March 31, 2021

Investment Income:
Dividends received from affiliated holdings*	$21,536,849
Interest	1,874,305
TOTAL INCOME	23,411,154
Expenses:
Investment adviser fee (Note 5)	3,714,877
Administrative fee (Note 5)	482,545
Custodian fees	33,085
Transfer agent fees (Note 2)	428,279
Directors’/Trustees’ fees (Note 5)	4,373
Auditing fees	28,700
Legal fees	10,484
Portfolio accounting fees	160,291
Distribution services fee (Note 5)	203,722
Other service fees (Notes 2 and 5)	712,639
Share registration costs	125,666
Printing and postage	51,838
Miscellaneous (Note 5)	30,085
TOTAL EXPENSES	5,986,584
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(516,653)
Reimbursement of other operating expenses (Notes 2 and 5)	(286,376)
TOTAL WAIVER AND REIMBURSEMENTS	(803,029)
Net expenses	5,183,555
Net investment income	18,227,599
Realized and Unrealized Gain (Loss) on Investments and translation of assets and liabilities in foreign currency:
Net realized loss on investments (including net realized loss of $(16,632,802) on sales of investments in affiliated holdings*)	(16,460,471)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $73,064,764 on investments in affiliated holdings*) and translation of assets and liabilities in foreign currency	80,737,962
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities in foreign currency	64,277,491
Change in net assets resulting from operations	$82,505,090

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended March 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$18,227,599	$41,660,978
Net realized gain (loss)	(16,460,471)	(31,431,078)
Net change in unrealized appreciation/depreciation	80,737,962	(75,205,881)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	82,505,090	(64,975,981)
Distributions to Shareholders:
Class A Shares	(6,961,643)	(15,536,936)
Class A1 Shares[1]	(390,392)	—
Class C Shares	(556,369)	(1,359,830)
Institutional Shares	(10,049,924)	(24,193,576)
Class R6 Shares	(272,585)	(529,028)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,230,913)	(41,619,370)
Share Transactions:
Proceeds from sale of shares	252,331,278	373,859,452
Net asset value of shares issued to shareholders in payment of distributions declared	17,102,612	38,801,407
Cost of shares redeemed	(340,463,653)	(694,320,762)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(71,029,763)	(281,659,903)
Change in net assets	(6,755,586)	(388,255,254)
Net Assets:
Beginning of period	650,273,277	1,038,528,531
End of period	$643,517,691	$650,273,277

1	Reflects operations for the period from October 23, 2020 (date of initial investment) to March 31, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
March 31, 2021
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Floating Rate Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class A1 Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
Effective October 23, 2020, the Fund’s Class A1 Shares commenced operations.
Prior to June 29, 2020, the names of the Trust and Fund were Federated Income Securities Trust and Federated Floating Rate Strategic Income Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $803,029 is disclosed in this Note 2 and Note 5. For the year ended March 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$139,628	$(89,217)
Class A1 Shares	14,064	(11,777)
Class C Shares	22,357	(78)
Institutional Shares	251,320	(185,304)
Class R6 Shares	910	—
TOTAL	$428,279	$(286,376)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class A1 Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended March 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$614,571
Class A1 Shares	32,215
Class C Shares	65,853
TOTAL	$712,639
Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for
Annual Shareholder Report

resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 3/31/2021		Year Ended 3/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,650,385	$53,021,854	12,484,488	$121,764,216
Shares issued to shareholders in payment of distributions declared	746,862	6,893,547	1,601,734	15,432,572
Shares redeemed	(17,063,509)	(158,750,261)	(20,617,013)	(196,445,990)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(10,666,262)	$(98,834,860)	(6,530,791)	$(59,249,202)
	Year Ended 3/31/2021		Year Ended 3/31/2020
Class A1 Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	5,195,517	$49,075,839	—	$—
Shares issued to shareholders in payment of distributions declared	41,075	390,390	—	—
Shares redeemed	(538,665)	(5,109,640)	—	—
NET CHANGE RESULTING FROM CLASS A1 SHARE TRANSACTIONS	4,697,927	$44,356,589	—	$—
	Year Ended 3/31/2021		Year Ended 3/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	246,426	$2,288,249	635,698	$6,189,191
Shares issued to shareholders in payment of distributions declared	53,831	497,845	130,639	1,260,672
Shares redeemed	(1,176,090)	(10,908,323)	(2,029,315)	(19,375,017)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(875,833)	$(8,122,229)	(1,262,978)	$(11,925,154)
Annual Shareholder Report

	Year Ended 3/31/2021		Year Ended 3/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,393,401	$144,066,041	23,791,748	$230,943,352
Shares issued to shareholders in payment of distributions declared	977,572	9,048,327	2,238,841	21,590,070
Shares redeemed	(17,475,087)	(160,457,035)	(48,884,996)	(463,568,674)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,104,114)	$(7,342,667)	(22,854,407)	$(211,035,252)
	Year Ended 3/31/2021		Year Ended 3/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	411,528	$3,879,295	1,552,204	$14,962,693
Shares issued to shareholders in payment of distributions declared	29,495	272,503	53,851	518,093
Shares redeemed	(569,443)	(5,238,394)	(1,576,023)	(14,931,081)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(128,420)	$(1,086,596)	30,032	$549,705
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(8,076,702)	$(71,029,763)	(30,618,144)	$(281,659,903)

1	Reflects operations for the period from October 23, 2020 (date of initial investment) to March 31, 2021.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$18,230,913	$41,619,370
As of March 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$235,133
Unrealized depreciation	$(21,754,423)
Capital loss carryforwards	$(53,326,293)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and defaulted securities.
At March 31, 2021, the cost of investments for federal tax purposes was $666,459,177. The net unrealized depreciation of investments for federal tax purposes was $21,754,423. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $891,197 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,645,620.
Annual Shareholder Report

As of March 31, 2021, the Fund had a capital loss carryforward of $53,326,293 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,153,025	$50,173,268	$53,326,293
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended March 31, 2021, the Adviser voluntarily waived $505,214 of its fee and voluntarily reimbursed $286,376 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2021, the Adviser reimbursed $11,439.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class A1 Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class A1 Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$203,722
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2021, FSC retained $19,697 of fees paid by the Fund. For the year ended March 31, 2021, the Fund’s Class A Shares and Class A1 Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees. Prior to December 1, 2019, the Fund’s Class A Shares incurred distribution services fees at 0.10% of average daily net assets.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2021, the Fund did not retain any sales charges. FSC also retained $5,484 and $3,308 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the year ended March 31, 2021, FSSC received $1,430 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class A1 Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 0.93%, 1.75%, 0.68% and 0.67%
Annual Shareholder Report

(the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2022; or (b) the date of the Fund’s next effective Prospectus. Prior to June 1, 2020, the Fee Limits disclosed above for the Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares were 0.94%, 1.76%, 0.69% and 0.68%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2021, were as follows:
Purchases	$155,333,313
Sales	$224,063,978
7. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2021, the Fund had no outstanding loans. During the year ended March 31, 2021, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2021, there were no outstanding loans. During the year ended March 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED HERMES FLOATING RATE STRATEGIC INCOME FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Floating Rate Strategic Income Fund (formerly, Federated Floating Rate Strategic Income Fund) (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (formerly, Federated Income Securities Trust) (the “Trust”)), including the portfolio of investments, as of March 31, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
May 24, 2021
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,045.30	$4.74
Class A1 Shares	$1,000	$1,045.20	$[2]4.17
Class C Shares	$1,000	$1,041.20	$8.85
Institutional Shares	$1,000	$1,046.60	$3.47
Class R6 Shares	$1,000	$1,046.70	$3.42
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.29	$4.68
Class A1 Shares	$1,000	$1,020.29	$[2]4.68
Class C Shares	$1,000	$1,016.26	$8.75
Institutional Shares	$1,000	$1,021.54	$3.43
Class R6 Shares	$1,000	$1,021.59	$3.38

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.93%
Class A1 Shares	0.93%
Class C Shares	1.74%
Institutional Shares	0.68%
Class R6 Shares	0.67%

2
“Actual” expense information for the Fund’s Class A1 Shares is for the period from
October 23, 2020 (date of initial investment) to March 31, 2021. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.93%, multiplied by 160/365 (to reflect the period from initial investment to March 31, 2021). “Hypothetical” expense information for Class A1
Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

Annual Shareholder Report

Bank Loan Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes Floating Rate Strategic Income Fund invests primarily in Bank Loan Core Fund. Therefore the Bank Loan Core Fund financial statements and notes to financial statements are included on pages 40 through 72.
Bank Loan Core Fund
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–Bank Loan Core Fund
At December 31, 2020, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	18.4%
Health Care	14.5%
Media Entertainment	6.2%
Insurance - P&C	5.0%
Other[2]	42.9%
Other Security Types[3]	5.1%
Cash Equivalents[4]	12.2%
Other Assets and Liabilities - Net[5]	(4.3)%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the CS Leveraged Loan Index (CSLLI). Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund’s
Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Other Security Types consist of exchange-traded funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Bank Loan Core Fund
Annual Shareholder Report

Portfolio of Investments–Bank Loan Core Fund
December 31, 2020 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— 75.3%
		Aerospace/Defense— 0.4%
$ 2,605,781		TransDigm, Inc., Term Loan - 1st Lien, Series E, 2.396% (1-month USLIBOR +2.250%), 5/30/2025	$2,560,049
3,703,206		TransDigm, Inc., Term Loan - 1st Lien, Series F, 2.396% (1-month USLIBOR +2.250%), 12/9/2025	3,638,215
		TOTAL	6,198,264
		Automotive— 1.8%
1,333,360		American Axle & Manufacturing, Inc., Term Loan - 1st Lien, 3.000% (1-month USLIBOR +2.250%), 4/6/2024	1,315,980
1,550,556		Dana, Inc., Term Loan - 1st Lien, 2.396% (1-month USLIBOR +2.250%), 2/27/2026	1,547,067
4,856,074		Dexko Global, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 7/24/2024	4,868,214
4,912,819		Dragon Merger Sub LLC, Term Loan - 2nd Lien, 9.250% (3-month USLIBOR +8.250%), 7/24/2025	4,894,396
8,403,817		Panther BF Aggregator 2 LP, Term Loan - 1st Lien, 3.646% (1-month USLIBOR +3.500%), 4/30/2026	8,391,547
7,154,512		TI Group Auto Systems LLC, Term Loan - 1st Lien, 4.003% (3-month USLIBOR +3.750%), 12/16/2024	7,181,342
		TOTAL	28,198,546
		Building Materials— 1.7%
1,481,250		Abc Supply Co., Inc., Term Loan - 1st Lien, 2.146% (1-month USLIBOR +2.000%), 1/15/2027	1,469,474
8,858,807		CD&R Waterworks Merger Subsidiary LLC, Term Loan - 1st Lien, 3.750% (3-month USLIBOR +2.750%), 8/1/2024	8,845,918
1,750,000		Cp Atlas Buyer, Inc., Term Loan - 1st Lien, 5.250% (3-month USLIBOR +4.500%), 11/23/2027	1,755,906
5,250,000		Cp Atlas Buyer, Inc., Term Loan - 1st Lien, Series B1, 5.250% (3-month USLIBOR +4.500%), 11/23/2027	5,267,719
6,331,205		NCI Building Systems, Inc., Term Loan - 1st Lien, 3.903% (1-month USLIBOR +3.750%), 4/12/2025	6,333,199
4,000,000		White Cap Buyer LLC, Term Loan - 1st Lien, 4.500% (6-month USLIBOR +4.000%), 10/19/2027	4,004,160
		TOTAL	27,676,376
		Cable Satellite— 3.0%
3,869,747		Altice Financing SA, Term Loan - 1st Lien, 2.908% (1-month USLIBOR +2.750%), 7/15/2025	3,798,215
3,910,151		Altice US Finance I Corp., Term Loan - 1st Lien, 2.408% (1-month USLIBOR +2.250%), 1/15/2026	3,861,275
1,868,888		Charter Communications Operating LLC, Term Loan - 1st Lien, Series B2, 1.900% (1-month USLIBOR +1.750%), 2/1/2027	1,861,300
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Cable Satellite— continued
$ 1,899,844		CSC Holdings LLC, Term Loan - 1st Lien, Series B1, 2.408% (1-month USLIBOR +2.250%), 7/17/2025	$1,876,096
1,966,391		CSC Holdings LLC, Term Loan - 1st Lien, Series B5, 2.658% (1-month USLIBOR +2.500%), 4/15/2027	1,954,101
2,420,407		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, Series B3, 8.000% (PRIME +4.750%), 11/27/2023	2,461,034
1,000,000		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, Series B4, 8.750% (PRIME +5.500%), 1/2/2024	1,018,125
514,307		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, Series DIP, 6.500% (3-month USLIBOR +5.500%), 7/13/2021	526,137
6,864,502		SFR Group SA, Term Loan - 1st Lien, Series B12, 3.846% (1-month USLIBOR +3.687%), 1/31/2026	6,817,308
12,275,000		Telenet Financing USD LLC, Term Loan - 1st Lien, 2.158% (1-month USLIBOR +2.000%), 4/30/2028	12,138,870
5,500,000		Virgin Media Bristol LLC, Term Loan - 1st Lien, Series N, 2.658% (1-month USLIBOR +2.500%), 1/31/2028	5,457,760
6,000,000		Ziggo BV, Term Loan - 1st Lien, Series I, 2.658% (1-month USLIBOR +2.500%), 4/30/2028	5,973,750
		TOTAL	47,743,971
		Chemicals— 2.7%
7,199,796		Alpha 3 BV, Term Loan - 1st Lien, Series B1, 4.000% (3-month USLIBOR +3.000%), 1/31/2024	7,186,873
1,368,560		Axalta Coating Systems US Holdings, Inc., Term Loan - 1st Lien, Series B3, 2.003% (3-month USLIBOR +1.750%), 6/1/2024	1,360,691
3,920,375		Element Solutions, Inc., Term Loan - 1st Lien, Series B1, 2.146% (1-month USLIBOR +2.000%), 1/31/2026	3,889,992
1,366,007		H.B Fuller Co., Term Loan - 1st Lien, 2.151% (1-month USLIBOR +2.000%), 10/20/2024	1,359,607
3,990,000		Illuminate Buyer, LLC, Term Loan - 1st Lien, 4.146% (1-month USLIBOR +4.000%), 6/30/2027	3,997,481
3,910,139		Messer Industries USA, Inc., Term Loan - 1st Lien, 2.753% (3-month USLIBOR +2.500%), 3/1/2026	3,887,186
4,783,220		Nouryon USA LLC, Term Loan - 1st Lien, 3.153% (1-month USLIBOR +3.000%), 10/1/2025	4,744,357
5,359,195		Polar US Borrower LLC, Term Loan - 1st Lien, 4.899% (1-month USLIBOR +4.750%), 10/15/2025	5,285,505
52,122		Polar US Borrower LLC, Term Loan - 1st Lien, 5.004% (1-month USLIBOR +4.750%), 10/15/2025	52,392
7,000,000		Potters Borrower Lp, Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 12/14/2027	7,017,500
1,627,581		PQ Corp., Term Loan - 1st Lien, 2.464% (3-month USLIBOR +2.250%), 2/7/2027	1,619,443
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Chemicals— continued
$ 3,090,941		PQ Corp., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.000%), 2/7/2027	$3,108,652
		TOTAL	43,509,679
		Consumer Cyclical Services— 1.2%
12,914,836		Allied Universal Holdco LLC, Term Loan, 4.396% (1-month USLIBOR +4.250%), 7/10/2026	12,879,256
4,544,581		Bellring Brands, Inc., Term Loan - 1st Lien, 6.000% (1-month USLIBOR +5.000%), 10/21/2024	4,574,121
2,496,523		Garda World Security Corp., Term Loan - 1st Lien, 4.990% (1-month USLIBOR +4.750%), 10/30/2026	2,503,388
		TOTAL	19,956,765
		Consumer Products— 2.9%
4,940,568		BCPE Empire Holdings, Inc., Term Loan - 1st Lien, 4.146% (1-month USLIBOR +4.000%), 6/11/2026	4,917,421
4,000,000		BCPE Empire Holdings, Inc., Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.250%), 6/11/2026	3,995,020
4,000,000		Cnt Holdings I Corp., Term Loan - 1st Lien, 4.500% (6-month USLIBOR +3.750%), 11/8/2027	4,010,320
1,500,000		Cnt Holdings I Corp., Term Loan - 2nd Lien, 7.500% (3-month USLIBOR +6.750%), 10/16/2028	1,530,000
2,481,250		Curie Merger Sub LLC, Term Loan - 1st Lien, 4.396% (1-month USLIBOR +4.250%), 11/4/2026	2,487,453
10,298,330		Diamond BC BV, Term Loan - 1st Lien, 3.214% (3-month USLIBOR +3.000%), 9/6/2024	10,173,926
997,500		Diamond BC BV, Term Loan - 1st Lien, 6.000% (3-month USLIBOR +5.000%), 9/6/2024	998,747
4,000,000		Energizer Holdings, Inc., Term Loan - 1st Lien, 2.750% (3-month USLIBOR +2.250%), 12/22/2027	4,007,520
634,003		New Constellis Borrower LLC, Term Loan - 2nd Lien, 12.000% (1-month USLIBOR +11.000%), 3/27/2025	457,541
1,000,000		Ozark Holdings LLC, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.000%), 12/16/2027	1,004,375
5,000,000		Tosca Services, LLC, Term Loan - 1st Lien, 5.250% (1-month USLIBOR +4.250%), 7/28/2027	5,035,425
1,000,000		Weber-Stephen Products LLC, Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.250%), 10/30/2027	1,002,625
3,850,000		Welbilt, Inc., Term Loan - 1st Lien, 2.645% (1-month USLIBOR +2.500%), 10/23/2025	3,662,313
2,500,000		Woof Holdings LLC, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 12/21/2027	2,501,050
500,000		Woof Holdings LLC, Term Loan - 2nd Lien, 8.000% (12-month USLIBOR +7.250%), 12/11/2028	503,438
		TOTAL	46,287,174
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Diversified Manufacturing— 1.6%
$ 4,716,241		Aldevron, LLC., Term Loan - 1st Lien, 5.250% (1-month USLIBOR +4.250%), 10/12/2026	$4,739,822
8,670,011		Dynacast International LLC, Term Loan - 1st Lien, Series B2, 4.250% (3-month USLIBOR +3.250%), 1/28/2022	8,260,006
2,000,000		Dynacast International LLC, Term Loan - 2nd Lien, 9.500% (3-month USLIBOR +8.500%), 1/30/2023	1,695,000
992,500		Gardner Denver, Inc., Term Loan - 1st Lien, 1.896% (1-month USLIBOR +1.750%), 3/1/2027	980,714
995,000		Gardner Denver, Inc., Term Loan - 1st Lien, 2.896% (1-month USLIBOR +2.750%), 3/1/2027	1,000,970
2,000,666		Gardner Denver, Inc., Term Loan - 1st Lien, Series B2, 1.896% (1-month USLIBOR +1.750%), 3/1/2027	1,976,909
4,399,719		Gates Global LLC, Term Loan - 1st Lien, 3.750% (1-month USLIBOR +2.750%), 4/1/2024	4,394,220
2,828,072		Titan Acquisition Ltd., Term Loan - 1st Lien, 3.266% (6-month USLIBOR +3.000%), 3/28/2025	2,765,571
		TOTAL	25,813,212
		Financial Institutions— 1.6%
4,447,650		Sedgwick Claims Management Services, Inc., Term Loan - 1st Lien, Series B3, 5.250% (1-month USLIBOR +4.250%), 9/3/2026	4,486,567
13,249,824		Sedgwick, Inc., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 12/31/2025	13,064,923
3,940,000		Sedgwick, Inc., Term Loan - 1st Lien, 4.146% (1-month USLIBOR +4.000%), 9/3/2026	3,936,808
3,836,476		WEX, Inc., Term Loan - 1st Lien, Series B3, 2.396% (1-month USLIBOR +2.250%), 5/15/2026	3,819,979
		TOTAL	25,308,277
		Food & Beverage— 0.4%
1,985,000		Aramark Services, Inc., Term Loan, Series B4, 1.895% (1-month USLIBOR +1.750%), 1/15/2027	1,965,468
911,692		Reynolds Consumer Products, Inc., Term Loan - 1st Lien, 1.896% (1-month USLIBOR +1.750%), 2/4/2027	907,448
3,714,950		U.S. Foodservice, Inc., Term Loan - 1st Lien, 1.896% (1-month USLIBOR +1.750%), 6/27/2023	3,671,689
		TOTAL	6,544,605
		Gaming— 2.3%
3,205,835		Boyd Gaming Corp., Term Loan - 1st Lien, Series B3, 2.352% (1-week USLIBOR +2.250%), 9/15/2023	3,184,452
3,333,081		Caesars Resort Collection, Term Loan - 1st Lien, 2.896% (1-month USLIBOR +2.750%), 12/23/2024	3,278,102
4,987,500		Caesars Resort Collection, Term Loan - 1st Lien, Series B1, 4.646% (1-month USLIBOR +4.500%), 7/21/2025	5,003,859
2,000,000		CCM Merger, Inc., Term Loan - 1st Lien, 4.500% (1-month USLIBOR +3.750%), 11/4/2025	2,001,660
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Gaming— continued
$ 5,927,581		Golden Entertainment, Inc., Term Loan - 1st Lien, 3.750% (1-month USLIBOR +3.000%), 10/21/2024	$5,816,854
12,508,690		Mohegan Tribal Gaming Authority, Term Loan - 1st Lien, 6.375% (3-month USLIBOR +5.375%), 10/13/2023	12,048,121
2,634,352		Penn National Gaming, Inc., Term Loan - 1st Lien, 3.000% (1-month USLIBOR +2.250%), 10/15/2025	2,607,363
2,723,060		Station Casinos LLC, Term Lien - 1st Lien, 2.500% (1-month USLIBOR +2.250%), 2/8/2027	2,688,109
		TOTAL	36,628,520
		Health Care— 12.3%
2,693,375		Acadia Healthcare Co., Inc., Term Loan - 1st Lien, Series B4, 2.646% (1-month USLIBOR +2.500%), 2/16/2023	2,690,022
10,000,000		Air Medical Group Holdings, Inc., Term Loan - 1st Lien, 5.750% (3-month USLIBOR +4.750%), 10/2/2025	9,956,250
5,409,615		Air Medical Group Holdings, Inc., Term Loan - 1st Lien, Series B2, 5.250% (3-month USLIBOR +4.250%), 3/14/2025	5,369,043
2,239,409		Avantor, Inc., Term Loan - 1st Lien, Series B3, 3.250% (1-month USLIBOR +2.250%), 11/21/2024	2,245,478
8,000,000		Avantor, Inc., Term Loan - 1st Lien, Series B4, 3.500% (1-month USLIBOR +2.500%), 11/8/2027	8,025,040
4,000,000		Azalea Topco, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 7/24/2026	4,007,500
2,902,500		Carestream Dental LLC, Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 9/1/2024	2,806,355
1,269,901		Carestream Health, Inc., Term Loan - 1st Lien, 7.750% (3-month USLIBOR +6.750%), 5/8/2023	1,252,440
7,325,509		Carestream Health, Inc., Term Loan - 2nd Lien, 5.500% (3-month USLIBOR +4.500%), 8/8/2023	5,494,132
5,293,832		CHG Healthcare Services, Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.000%), 6/7/2023	5,273,159
4,000,000		Curium BidCo S.a r.l., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.250%), 10/28/2027	3,992,500
2,000,000		Curium BidCo S.a r.l., Term Loan - 2nd Lien, 4.488% (3-month USLIBOR +4.250%), 9/10/2028	2,005,000
6,818,757		Elanco Animal Health, Inc., Term Loan - 1st Lien, 1.904% (3-month USLIBOR +1.750%), 8/1/2027	6,768,333
13,750,461		Endo Luxembourg Finance, Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.250%), 4/29/2024	13,578,580
8,815,026		Enterprise Merger Sub, Inc., Term Loan - 1st Lien, 3.896% (1-month USLIBOR +3.750%), 10/10/2025	7,392,545
486,344		HCA, Inc., Term Loan - 1st Lien, Series B12, 1.896% (1-month USLIBOR +1.750%), 3/13/2025	486,908
1,192,422		HCA, Inc., Term Loan - 1st Lien, Series B13, 1.896% (1-month USLIBOR +1.750%), 3/18/2026	1,194,127
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Health Care— continued
$ 1,562,364		IMS Health, Inc., Term Loan - 1st Lien, Series B1, 1.896% (1-month USLIBOR +1.750%), 3/7/2024	$1,557,091
967,500		IMS Health, Inc., Term Loan - 1st Lien, Series B2, 1.896% (1-month USLIBOR +1.750%), 1/17/2025	963,993
2,437,500		IMS Health, Inc., Term Loan - 1st Lien, Series B3, 2.003% (3-month USLIBOR +1.750%), 6/11/2025	2,425,824
3,872,425		MH Sub I LLC, Term Loan - 1st Lien, 3.646% (1-month USLIBOR +3.500%), 9/13/2024	3,831,048
7,474,969		MH Sub I LLC, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +3.750%), 9/13/2024	7,474,969
6,000,000		MH Sub I LLC, Term Loan - 2nd Lien, 7.646% (1-month USLIBOR +7.500%), 9/15/2025	6,048,750
10,505,457		MPH Acquisition Holdings LLC, Term Loan - 1st Lien, 3.750% (3-month USLIBOR +2.750%), 6/7/2023	10,476,777
8,480,680		National Mentor Holdings, Inc., Term Loan - 1st Lien, 4.400% (1-month USLIBOR +4.250%), 3/9/2026	8,484,242
379,746		National Mentor Holdings, Inc., Term Loan - 1st Lien, Series C, 4.400% (3-month USLIBOR +4.250%), 3/9/2026	388,263
1,995,000		Navicure, Inc., Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.000%), 10/22/2026	1,997,494
7,588,188		Ortho-Clinical Diagnostics, Inc., Term Loan - 1st Lien, 3.397% (1-month USLIBOR +3.250%), 6/30/2025	7,490,490
8,346,145		Osteon Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.750% (1-month USLIBOR +3.750%), 2/14/2025	7,913,189
3,000,000		Packaging Coordinators Midco, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 11/30/2027	3,007,500
3,500,000		Pluto Acquisition I, Inc., Term Loan - 1st Lien, 5.500% (3-month USLIBOR +5.000%), 6/22/2026	3,513,125
4,817,389		Precyse Acquisition Corp., Term Loan - 1st Lien, 5.500% (1-month USLIBOR +4.500%), 10/20/2022	4,797,806
8,479,967		Radnet Management, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +3.500%), 6/30/2023	8,478,907
6,345,456		RegionalCare Hospital Partners Holdings, Inc., Term Loan - 1st Lien, 3.896% (1-month USLIBOR +3.750%), 11/16/2025	6,341,109
5,738,683		Sotera Health Holdings, LLC., Term Loan - 1st Lien, 5.500% (3-month USLIBOR +4.500%), 12/11/2026	5,768,581
10,654,652		Team Health Holdings, Inc., Term Loan - 1st Lien, 3.750% (1-month USLIBOR +2.750%), 2/6/2024	9,541,667
13,962		UIC Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.250% (2-month USLIBOR +3.250%), 8/30/2024	14,025
5,389,403		UIC Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 8/30/2024	5,427,482
1,000,000		UIC Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 8/30/2024	1,005,005
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Health Care— continued
$ 1,719,375		Vizient, Inc., Term Loan - 1st Lien, Series B6, 2.146% (1-month USLIBOR +2.000%), 5/6/2026	$1,709,351
6,406,111		VVC Holding Corp., Term Loan - 1st Lien, 4.647% (1-month USLIBOR +4.500%), 2/11/2026	6,414,119
		TOTAL	197,608,219
		Independent Energy— 0.5%
7,000,000		Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (1-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	7,651,875
		Industrial - Other— 2.8%
2,992,500		Alchemy Copyrights LLC., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.250%), 8/16/2027	3,014,944
8,732,988		Altra Industrial Motion Corp., Term Loan - 1st Lien, 2.146% (1-month USLIBOR +2.000%), 10/1/2025	8,743,904
1,950,000		EPV Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 3/8/2025	1,910,698
1,561,650		EPV Merger Subsidiary, Inc., Term Loan - 2nd Lien, 7.396% (1-month USLIBOR +7.250%), 3/8/2026	1,484,871
1,989,744		Excelitas Technologies, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 12/2/2024	1,978,959
4,000,000		Excelitas Technologies, Term Loan - 2nd Lien, 8.500% (3-month USLIBOR +7.500%), 12/1/2025	4,016,260
7,373,180		Filtration Group Corp., Term Loan - 1st Lien, 3.146% (1-month USLIBOR +3.000%), 3/29/2025	7,318,324
4,987,500		Filtration Group Corp., Term Loan - 1st Lien, 4.500% (1-month USLIBOR +3.750%), 3/29/2025	5,002,463
2,910,070		Greenrock Finance, Inc., Term Loan - 1st Lien, 3.753% (3-month USLIBOR +3.500%), 6/28/2024	2,854,895
1,922,798		Resideo Funding, Inc., Term Loan - 1st Lien, 2.510% (3-month USLIBOR +2.250%), 10/24/2025	1,905,973
6,982,500		Vertical U.S. Newco, Inc., Term Loan - 1st Lien, 4.570% (6-month USLIBOR +4.250%), 7/30/2027	7,044,819
		TOTAL	45,276,110
		Insurance - P&C— 5.0%
3,989,975		Alera Group Intermediate Holdings, Inc., Term Loan - 1st Lien, 4.500% (1-month USLIBOR +4.000%), 8/1/2025	3,960,050
996,731		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Term Loan - 1st Lien, Series B3, 4.250% (1-month USLIBOR +3.750%), 10/8/2027	999,228
13,808,030		AmWINS Group, Inc., Term Loan - 1st Lien, 3.750% (1-month USLIBOR +2.750%), 1/25/2024	13,840,134
5,728,967		AssuredPartners, Inc., Term Loan - 1st Lien, 3.646% (1-month USLIBOR +3.500%), 2/12/2027	5,654,204
2,977,500		AssuredPartners, Inc., Term Loan - 1st Lien, 5.500% (1-month USLIBOR +4.500%), 2/12/2027	2,988,680
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Insurance - P&C— continued
$ 2,574,042		Asurion LLC, Term Loan - 1st Lien, 3.488% (3-month USLIBOR +3.250%), 12/23/2026	$2,551,518
3,236,774		Asurion LLC, Term Loan - 1st Lien, Series B6, 3.146% (1-month USLIBOR +3.000%), 11/3/2023	3,209,116
4,860,001		Asurion LLC, Term Loan - 1st Lien, Series B7, 3.146% (1-month USLIBOR +3.000%), 11/3/2024	4,828,411
8,695,030		Asurion LLC, Term Loan - 2nd Lien, 6.646% (1-month USLIBOR +6.500%), 8/4/2025	8,779,807
6,805,391		Hub International Ltd., Term Loan - 1st Lien, 2.964% (3-month USLIBOR +2.750%), 4/25/2025	6,693,748
3,960,000		Hub International Ltd., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.000%), 4/25/2025	3,977,523
9,198,987		NFP Corp., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 2/15/2027	9,023,241
4,987,500		Ryan Specialty Group, Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.250%), 9/1/2027	4,987,500
5,385,574		USI, Inc./NY, Term Loan - 1st Lien, 3.253% (3-month USLIBOR +3.000%), 5/16/2024	5,317,689
2,475,000		USI, Inc./NY, Term Loan - 1st Lien, 4.253% (3-month USLIBOR +4.000%), 12/2/2026	2,475,520
		TOTAL	79,286,369
		Leisure— 0.6%
2,930,151		AMC Entertainment Holdings, Inc., Term Loan - 1st Lien, 3.250% (3-month USLIBOR +2.000%), 4/22/2026	1,903,133
7,963,811		SeaWorld Entertainment, Inc., Term Loan - 1st Lien, Series B5, 3.750% (1-month USLIBOR +3.000%), 3/31/2024	7,762,565
		TOTAL	9,665,698
		Lodging— 1.3%
7,436,913		Aimbridge Acquisition, Co., Term Loan - 1st Lien, 3.895% (1-month USLIBOR +3.750%), 2/2/2026	7,060,457
4,834,056		Four Seasons Hotels Ltd., Term Loan - 1st Lien, 2.146% (1-month USLIBOR +2.000%), 11/30/2023	4,813,753
6,463,700		Intrawest Resorts Holdings, Inc., Term Loan - 1st Lien, 5.500% (1-month USLIBOR +4.500%), 8/1/2026	6,520,257
2,881,591		Intrawest Resorts Holdings, Inc., Term Loan - 1st Lien, Series B1, 2.896% (1-month USLIBOR +2.750%), 7/31/2024	2,850,369
		TOTAL	21,244,836
		Media Entertainment— 5.4%
3,902,444		AVSC Holding Corp., Term Loan - 1st Lien, Series B1, 4.500% (3-month USLIBOR +3.500%), 3/3/2025	3,348,804
1,488,750		AVSC Holding Corp., Term Loan - 1st Lien, Series B2, 6.500% (3-month USLIBOR +5.500%), 10/15/2026	1,335,223
3,000,000		AVSC Holding Corp., Term Loan - 2nd Lien, 8.250% (3-month USLIBOR +7.250%), 9/1/2025	1,909,995
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Media Entertainment— continued
$ 1,807,466		CBS Radio, Inc., Term Loan - 1st Lien, 2.648% (1-month USLIBOR +2.500%), 11/18/2024	$1,771,317
5,954,874		Clear Channel Outdoor Holdings, Inc., Term Loan, 3.714% (3-month USLIBOR +3.500%), 8/21/2026	5,748,032
7,268,017		Comet Bidco Ltd., Term Loan - 1st Lien, 6.000% (6-month USLIBOR +5.000%), 9/30/2024	6,559,385
8,275,740		Cumulus Media News Holdings, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +3.750%), 3/31/2026	8,175,787
2,468,750		Diamond Sports Group LLC / Diamond Sports Finance Co., Term Loan - 1st Lien, 3.400% (1-month USLIBOR +3.250%), 8/24/2026	2,197,187
967,500		E.W. Scripps Co., Term Loan - 1st Lien, 2.146% (1-month USLIBOR +2.000%), 10/2/2024	963,872
6,000,000		E.W. Scripps Co., Term Loan - 1st Lien, 3.238% (3-month USLIBOR +3.000%), 1/7/2028	6,015,930
6,612,674		Emerald Expo Holdings, Inc., Term Loan - 1st Lien, 2.646% (1-month USLIBOR +2.500%), 5/22/2024	6,207,648
897,491		Entravision Communications Corp., Term Loan - 1st Lien, 2.896% (1-month USLIBOR +2.750%), 11/29/2024	879,542
11,954,962		iHeartCommunications, Inc., Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.000%), 5/1/2026	11,999,794
6,392,329		NEP/NCP Holdco, Inc., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 10/20/2025	6,083,388
4,500,000		NEP/NCP Holdco, Inc., Term Loan - 2nd Lien, 7.146% (1-month USLIBOR +7.000%), 10/19/2026	3,901,500
528,024		Nexstar Broadcasting, Inc., Term Loan - 1st Lien, Series B3, 2.395% (1-month USLIBOR +2.250%), 1/17/2024	524,351
2,588,237		Nexstar Broadcasting, Inc., Term Loan - 1st Lien, Series B4, 2.904% (3-month USLIBOR +2.750%), 9/18/2026	2,576,603
960,175		Nielsen Finance LLC/Nielsen Finance Co., Term Loan - 1st Lien, Series B4, 2.145% (1-month USLIBOR +2.000%), 10/4/2023	958,571
995,000		Nielsen Finance LLC/Nielsen Finance Co., Term Loan - 1st Lien, Series B5, 4.750% (1-month USLIBOR +3.750%), 6/4/2025	1,004,119
526,866		Outfront Media Capital, LLC., Term Loan - 1st Lien, 1.901% (1-month USLIBOR +1.750%), 11/18/2026	519,160
3,293,231		Recorded Books, Inc., Term Loan - 1st Lien, 4.395% (1-month USLIBOR +4.250%), 8/29/2025	3,284,998
3,000,000		Recorded Books, Inc., Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.250%), 8/29/2025	3,012,495
2,985,000		Terrier Media Buyer, Inc., Term Loan - 1st Lien, 4.396% (1-month USLIBOR +4.250%), 12/17/2026	2,985,000
3,455,050		Terrier Media Buyer, Inc., Term Loan, 4.396% (1-month USLIBOR +4.250%), 12/17/2026	3,466,400
1,855,239		WMG Acquisition Corp., Term Loan - 1st Lien, Series F, 2.271% (1-month USLIBOR +2.125%), 11/1/2023	1,858,420
		TOTAL	87,287,521
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Midstream— 0.0%
$ 2,116,743		Summit Midstream Holdings LLC, Term Loan - 1st Lien, 7.000% (3-month USLIBOR +6.000%), 5/13/2022	$476,267
		Oil Field Services— 0.1%
843,373		Championx Corp., Term Loan - 1st Lien, 2.687% (1-month USLIBOR +2.500%), 5/9/2025	835,817
		Packaging— 2.6%
240,000		Anchor Glass Container Corp., Term Loan - 1st Lien, 6.000% (3-month USLIBOR +5.000%), 12/7/2023	186,000
166,667		Anchor Glass Container Corp., Term Loan - 2nd Lien, 8.750% (1-month USLIBOR +7.750%), 12/7/2024	67,604
961,334		Berry Plastics Corp., Term Loan - 1st Lien, Series X, 2.148% (1-month USLIBOR +2.000%), 1/19/2024	961,065
1,965,050		Berry Plastics Group, Inc., Term Loan - 1st Lien, Series Y, 2.148% (1-month USLIBOR +2.000%), 7/1/2026	1,958,674
7,590,774		Bway Corp., Term Loan - 1st Lien, 3.479% (3-month USLIBOR +3.250%), 4/3/2024	7,353,562
2,000,000		Charter Nex US, Inc., Term Loan - 1st Lien, 2.988% (3-month USLIBOR +2.750%), 5/16/2024	2,012,750
12,500,000		Charter Nex US, Inc., Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.250%), 12/1/2027	12,579,687
2,913,088		Flex Acquisition Co., Inc., Term Loan - 1st Lien, 3.225% (3-month USLIBOR +3.000%), 6/29/2025	2,883,957
82,306		Flex Acquisition Co., Inc., Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.000%), 12/29/2023	82,049
1,178,214		Flex Acquisition Co., Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.000%), 12/29/2023	1,174,532
25,444		Fortress Merger Sub., Inc., Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.000%), 10/19/2023	25,404
1,894,556		Fortress Merger Sub., Inc., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.000%), 10/19/2023	1,891,601
2,000,000		Fortress Merger Sub., Inc., Term Loan - 2nd Lien, 9.500% (3-month USLIBOR +8.500%), 10/21/2024	1,987,500
3,000,000		Reynolds Group Holdings, Inc., Term Loan - 1st Lien, Series B2, 3.396% (1-month USLIBOR +3.250%), 2/5/2026	2,982,750
5,303,572		Trident TPI Holdings, Inc., Term Loan - 1st Lien, Series B1, 4.000% (3-month USLIBOR +3.000%), 10/17/2024	5,247,619
		TOTAL	41,394,754
		Pharmaceuticals— 1.6%
6,360,341		Jaguar Holding Co. II, Term Loan - 1st Lien, 3.500% (1-month USLIBOR +2.500%), 8/18/2022	6,365,524
4,952,844	[2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan - 1st Lien, 5.500% (6-month USLIBOR +4.750%), 9/24/2024	4,675,510
4,268,136	[2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan - 1st Lien, 5.750% (3-month USLIBOR +5.000%), 2/24/2025	4,026,730
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Pharmaceuticals— continued
$ 11,062,984		Parexel International Corp., Term Loan - 1st Lien, 2.896% (1-month USLIBOR +2.750%), 9/27/2024	$10,897,039
		TOTAL	25,964,803
		Restaurant— 0.7%
4,831,793		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, Series B4, 1.896% (1-month USLIBOR +1.750%), 11/19/2026	4,772,917
7,000,000		IRB Holding Corp., Term Loan - 1st Lien, 3.488% (3-month USLIBOR +3.250%), 12/15/2027	7,020,790
		TOTAL	11,793,707
		Retailers— 1.1%
10,000,000		Academy Ltd., Term Loan - 1st Lien, 5.750% (1-month USLIBOR +5.000%), 10/28/2027	9,997,500
9,938,196		Talbots, Inc., Term Loan - 1st Lien, 7.253% (3-month USLIBOR +7.000%), 11/28/2022	7,536,482
		TOTAL	17,533,982
		Services— 1.5%
7,416,187		Emerald TopCo, Inc., Term Loan - 1st Lien, 3.714% (3-month USLIBOR +3.500%), 7/24/2026	7,343,583
2,992,500		GT Polaris, Inc., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.000%), 9/24/2027	3,008,585
3,152,239		Saber Merger Sub, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 10/29/2027	3,156,179
847,761		Service Logic Acquisition, Inc., Term Loan - 1st Lien, Series DD, 2.000% (3-month USLIBOR Unfunded +2.000%), 10/29/2027	848,821
6,806,574		USIC Holdings, Inc., Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.000%), 12/8/2023	6,837,782
2,987,494		Western Institutional Review Board, Inc., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.000%), 1/8/2027	2,999,324
		TOTAL	24,194,274
		Technology— 17.9%
3,983,165		Aerial Merger Subsidiary, Inc., Term Loan - 2nd Lien, 9.000% (3-month USLIBOR +8.000%), 8/8/2025	3,557,484
4,897,369		Almonde, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 6/13/2024	4,809,633
1,912,286		Almonde, Inc., Term Loan - 1st Lien, 4.500% (6-month USLIBOR +3.500%), 6/13/2024	1,878,027
4,500,000		Almonde, Inc., Term Loan - 2nd Lien, 8.250% (6-month USLIBOR +7.250%), 6/13/2025	4,530,532
5,845,925		Applied Systems, Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.000%), 9/19/2024	5,852,239
7,927,063		Banff Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.396% (1-month USLIBOR +4.250%), 10/2/2025	7,910,297
3,922,669		Barracuda Networks, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 2/12/2025	3,921,688
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— continued
$ 5,000,000		Barracuda Networks, Inc., Term Loan - 2nd Lien, 7.500% (3-month USLIBOR +6.750%), 10/30/2028	$5,062,500
4,912,500		BCPE Rover Merger Sub, Inc., Term Loan - 1st Lien, 4.396% (1-month USLIBOR +4.250%), 11/28/2025	4,880,765
3,472,162		Cambium Learning Group, Inc., Term Loan - 1st Lien, 4.753% (3-month USLIBOR +4.500%), 12/18/2025	3,460,009
2,000,000		Cambium Learning Group, Inc., Term Loan - 2nd Lien, 9.500% (3-month USLIBOR +8.500%), 12/18/2026	1,965,000
4,477,500		Cardtronics, Inc., Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.000%), 6/29/2027	4,490,552
7,324,297		CCC Information Services, Inc., Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.000%), 4/29/2024	7,317,120
2,962,500		CommScope, Inc., Term Loan - 1st Lien, Series B2, 3.396% (1-month USLIBOR +3.250%), 4/6/2026	2,949,228
5,314,368		Diebold, Inc., Term Loan - 1st Lien, 2.937% (1-month USLIBOR +2.750%), 11/6/2023	5,216,929
6,961,231		Dun & Bradstreet Corp., Term Loan - 1st Lien, 3.898% (1-month USLIBOR +3.750%), 2/6/2026	6,977,660
3,711,308		Dynatrace LLC, Term Loan - 1st Lien, 2.396% (1-month USLIBOR +2.250%), 8/22/2025	3,685,217
4,987,500		Epicor Software Corp., Term Loan - 1st Lien, 5.250% (1-month USLIBOR +4.250%), 7/30/2027	5,026,203
3,877,835		Financial & Risk US Holdings Inc., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 10/1/2025	3,877,040
3,980,000		Fiserv Investment Solutions, Inc., Term Loan - 1st Lien, 4.970% (3-month USLIBOR +4.750%), 2/18/2027	4,020,477
1,485,000		Gigamon, Inc., Term Loan - 1st Lien, 5.250% (3-month USLIBOR +4.250%), 12/27/2024	1,474,791
4,987,500		GlobalLogic Holdings, Inc., Term Loan - 1st Lien, Series B2, 4.500% (1-month USLIBOR +3.750%), 9/14/2027	4,981,266
3,980,000		Go Daddy Operating Co. LLC, Term Loan - 1st Lien, Series B3, 2.646% (1-month USLIBOR +2.500%), 8/10/2027	4,007,621
6,000,000		Greeneden U.S. Holdings II LLC, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.000%), 12/1/2027	6,021,570
7,788,667		Hyland Software, Inc., Term Loan - 1st Lien, 4.250% (1-month USLIBOR +3.250%), 7/1/2024	7,817,875
5,280,000		Hyland Software, Inc., Term Loan - 2nd Lien, 7.750% (1-month USLIBOR +7.000%), 7/7/2025	5,337,182
2,975,013		Informatica Corp., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 2/25/2027	2,956,196
2,750,000		Informatica LLC, Term Loan - 2nd Lien, 7.125%, 2/25/2025	2,807,063
4,685,548		Inovalon Holdings, Inc., Term Loan - 1st Lien, Series B1, 3.187% (1-month USLIBOR +3.000%), 4/2/2025	4,675,779
8,000,000		Ivanti Software, Inc., Term Loan - 1st Lien, 5.750% (1-month USLIBOR +4.750%), 12/1/2027	7,995,000
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— continued
$ 8,000,000		LogMeIn, Inc., Term Loan - 1st Lien, 4.902% (1-month USLIBOR +4.750%), 8/31/2027	$7,990,040
1,000,000		Marcel Bidco LLC, Term Loan - 1st Lien, 4.238% (3-month USLIBOR +4.000%), 10/19/2027	1,003,750
10,000,000		Milano Acquisition Corp., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 10/1/2027	10,022,900
4,987,500		Mitchell International, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.250%), 11/29/2024	5,001,216
6,951,873		MLN US Holdco LLC, Term Loan - 1st Lien, 4.652% (1-month USLIBOR +4.500%), 11/30/2025	6,336,528
1,000,000		MLN US Holdco LLC, Term Loan - 2nd Lien, 8.902% (1-month USLIBOR +8.750%), 11/30/2026	531,375
2,960,025		NCR Corp., Term Loan, 2.650% (1-month USLIBOR +2.500%), 8/28/2026	2,924,268
4,376,555		NeuStar, Inc., Term Loan - 1st Lien, Series B4, 4.500% (3-month USLIBOR +3.500%), 8/8/2024	4,253,486
1,980,000		Nexus Buyer LLC, Term Loan - 1st Lien, 3.901% (1-month USLIBOR +3.750%), 11/9/2026	1,969,694
1,370,547		ON Semiconductor Corp., Term Loan - 1st Lien, 2.145% (1-month USLIBOR +2.000%), 9/19/2026	1,375,117
2,328,902		Optiv Security, Inc., Term Loan - 1st Lien, 4.250% (1-month USLIBOR +3.250%), 2/1/2024	2,144,057
2,000,000		Optiv Security, Inc., Term Loan - 2nd Lien, 8.250% (1-month USLIBOR +7.250%), 2/1/2025	1,681,670
6,484,848		Planview Parent, Inc., Term Loan - 1st Lien, 4.238% (3-month USLIBOR +4.000%), 12/18/2027	6,484,848
1,515,152		Planview Parent, Inc., Term Loan - 1st Lien, Series DD, 4.238% (3-month USLIBOR +4.000%), 12/18/2027	1,515,152
2,955,000		Project Alpha Intermediate Holding, Inc., Term Loan - 1st Lien, 4.480% (3-month USLIBOR +4.250%), 4/26/2024	2,947,612
5,184,994		Project Boost Purchaser, LLC, Term Loan - 1st Lien, 3.646% (1-month USLIBOR +3.500%), 6/1/2026	5,144,499
2,992,500		Project Boost Purchaser, LLC, Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.250%), 6/1/2026	2,998,739
3,915,075		Project Leopard Holdings, Inc., Term Loan - 1st Lien, 5.250% (3-month USLIBOR +4.250%), 7/7/2023	3,905,288
7,757,306		Rackspace Hosting, Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.000%), 11/3/2023	7,758,276
1,918,036		RL Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 5/30/2025	1,889,860
2,000,000		RL Merger Subsidiary, Inc., Term Loan - 2nd Lien, 7.146% (1-month USLIBOR +7.000%), 5/29/2026	1,987,500
1,462,650		RP Crown Parent LLC, Term Loan - 1st Lien, Series B1, 4.000% (1-month USLIBOR +3.000%), 2/2/2026	1,464,025
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— continued
$ 5,000,000		RSA Security LLC, Term Loan - 1st Lien, 6.000% (2-month USLIBOR +5.000%), 9/1/2027	$5,028,125
2,962,500		S2P Acquisition Borrower, Inc., Term Loan - 1st Lien, 4.146% (1-month USLIBOR +4.000%), 8/14/2026	2,962,500
1,085,087		Science Applications International Corp., Term Loan - 1st Lien, 2.396% (1-month USLIBOR +2.250%), 3/12/2027	1,086,443
1,960,000		Severin Acquisition LLC, Term Loan - 1st Lien, 3.403% (1-month USLIBOR +3.250%), 8/1/2025	1,941,135
1,500,000		Sophia LP, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 10/7/2027	1,507,230
5,985,000		Tech Data Corp., Term Loan - 1st Lien, 5.645% (1-month USLIBOR +5.500%), 6/30/2025	5,999,962
4,685,081		Tempo Acquisition LLC, Term Loan - 1st Lien, 3.750% (1-month USLIBOR +3.250%), 11/2/2026	4,663,131
7,506,007		Tibco Software, Inc., Term Loan - 1st Lien, Series B3, 3.900% (1-month USLIBOR +3.750%), 6/30/2026	7,386,362
5,000,000		Tibco Software, Inc., Term Loan - 2nd Lien, 7.400% (1-month USLIBOR +7.250%), 3/3/2028	5,066,650
3,571,470		Trans Union LLC, Term Loan - 1st Lien, Series B5, 1.896% (1-month USLIBOR +1.750%), 11/16/2026	3,563,292
2,453,788		Ultimate Software Group, Inc., Term Loan - 1st Lien, 3.896% (1-month USLIBOR +3.750%), 5/4/2026	2,455,960
4,987,500		Ultimate Software Group, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 5/4/2026	5,021,215
1,000,000		Ultimate Software Group, Inc., Term Loan - 2nd Lien, 7.500% (3-month USLIBOR +6.750%), 5/3/2027	1,031,250
6,982,500		Veritas U.S., Inc., Term Loan - 1st Lien, 6.500% (3-month USLIBOR +5.500%), 9/1/2025	6,972,899
7,453,725		VS Buyer, LLC, Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 2/28/2027	7,439,749
3,000,000		Weld North Education LLC, Term Loan - 1st Lien, 4.238% (3-month USLIBOR +4.000%), 12/15/2027	2,998,755
		TOTAL	285,917,501
		Transportation Services— 0.8%
1,000,000		Delta Air Lines, Inc., Term Loan - 1st Lien, 4.750% (1-month USLIBOR +3.750%), 10/20/2027	1,039,375
5,472,500		Delta Air Lines, Inc., Term Loan - 1st Lien, 5.750% (3-month USLIBOR +4.750%), 4/29/2023	5,568,268
3,970,000		Genesee & Wyoming, Inc., Term Loan - 1st Lien, 2.253% (3-month USLIBOR +2.000%), 12/30/2026	3,967,519
2,977,500		Hercules Merger Sub LLC, Term Loan - 1st Lien, 2.896% (1-month USLIBOR +2.750%), 11/1/2026	2,978,438
		TOTAL	13,553,600
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Utility - Electric— 0.8%
$ 3,586,053		Calpine Construction Finance Co., Term Loan - 1st Lien, 2.146% (1-month USLIBOR +2.000%), 1/15/2025	$3,549,439
7,000,000		Calpine Corp., Term Loan - 1st Lien, Series B5, 2.650% (1-month USLIBOR +2.500%), 12/16/2027	6,963,250
1,357,544		Vistra Operations Co., LLC, Term Loan - 1st Lien, Series B3, 1.897% (1-month USLIBOR +1.750%), 12/31/2025	1,354,714
328,272		Vistra Operations Co., LLC, Term Loan - 1st Lien, Series B3, 1.902% (1-month USLIBOR +1.750%), 12/31/2025	327,588
		TOTAL	12,194,991
		Wireless Communications— 0.7%
3,970,000		Iridium Satellite LLC, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +3.750%), 11/4/2026	3,995,368
6,808,262		TITAN ACQUISITION CO. NEW, Term Loan - 1st Lien, 4.253% (3-month USLIBOR +4.000%), 5/1/2026	6,731,669
		TOTAL	10,727,037
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $1,210,052,861)	1,206,472,750
		CORPORATE BONDS— 9.3%
		Aerospace/Defense— 0.4%
3,000,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2025	3,543,750
3,000,000		TransDigm, Inc., Sec. Fac. Bond, 144A, 8.000%, 12/15/2025	3,322,770
		TOTAL	6,866,520
		Building Materials— 0.2%
3,500,000		CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	3,624,688
		Consumer Cyclical Services— 0.2%
3,625,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	3,670,312
		Consumer Products— 0.1%
1,100,000		Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	1,183,694
		Diversified Manufacturing— 0.3%
1,000,000		CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	1,069,065
2,075,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	2,284,897
825,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	825,907
		TOTAL	4,179,869
		Finance Companies— 0.2%
3,500,000		United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	3,696,875
		Gaming— 0.3%
1,200,000		Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,258,500
1,925,000		Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	2,052,541
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Gaming— continued
$ 2,000,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	$2,167,950
	TOTAL	5,478,991
	Health Care— 2.2%
900,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	968,333
425,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	445,906
3,675,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	3,874,755
6,000,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	6,471,000
2,875,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	3,007,969
3,400,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	3,659,454
1,025,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	1,042,937
7,000,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	7,516,110
3,000,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	2,936,250
2,750,000	Tenet Healthcare Corp., 144A, 4.625%, 9/1/2024	2,841,960
1,500,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	1,640,872
	TOTAL	34,405,546
	Independent Energy— 1.0%
1,500,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	1,534,785
2,000,000	EQT Corp., Sr. Unsecd. Note, 7.875%, 2/1/2025	2,280,290
3,000,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	3,199,500
3,150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	3,593,756
5,000,000	Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	5,232,500
	TOTAL	15,840,831
	Industrial - Other— 0.3%
2,000,000	Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	2,110,000
2,475,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	2,628,141
	TOTAL	4,738,141
	Leisure— 0.7%
4,000,000	Live Nation Entertainment, Inc., Sec. Fac. Bond, 144A, 3.750%, 1/15/2028	4,051,600
5,000,000	Live Nation Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 5/15/2027	5,599,000
1,250,000	Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	1,285,162
	TOTAL	10,935,762
	Media Entertainment— 0.8%
1,903,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	1,948,929
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Media Entertainment— continued
$ 2,000,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	$2,039,620
3,000,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	3,215,625
4,000,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	4,276,200
875,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	918,991
	TOTAL	12,399,365
	Midstream— 0.9%
4,000,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,937,500
3,375,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	3,493,395
3,000,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	3,041,250
2,275,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	2,493,969
1,275,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	1,349,109
	TOTAL	14,315,223
	Packaging— 0.2%
3,000,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	3,169,035
	Pharmaceuticals— 0.2%
2,000,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A, 6.000%, 6/30/2028	1,702,000
2,000,000	Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	2,172,620
	TOTAL	3,874,620
	Retailers— 0.3%
4,000,000	Nordstrom, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2027	3,973,158
	Technology— 0.5%
3,000,000	Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	3,260,662
2,800,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	3,141,250
1,525,000	Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	1,613,756
350,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	390,212
	TOTAL	8,405,880
	Transportation Services— 0.5%
3,000,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., Sec. Fac. Bond, 144A, 4.750%, 10/20/2028	3,276,970
4,700,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	4,653,000
	TOTAL	7,929,970
	TOTAL CORPORATE BONDS (IDENTIFIED COST $140,582,355)	148,688,480
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES— 2.4%
		Finance Companies— 2.4%
$ 2,000,000		Anchorage Capital CLO, LTD. 2020-15A, Class A, 2.089% (3-month USLIBOR +1.850%), 7/20/2031	$2,004,459
1,000,000		Anchorage Capital CLO, LTD. 2020-15A, Class B1, 2.689% (3-month USLIBOR +2.450%), 7/20/2031	1,009,841
1,600,000		Ballyrock Ltd. 2020-14A, Class C, 3.838% (3-month USLIBOR +3.600%), 1/20/2034	1,600,970
2,000,000		Battalion CLO LTD 2020-18A, Class B, 2.534% (3-month USLIBOR +2.300%), 10/15/2032	2,001,153
3,750,000		GoldenTree Loan Management US 2020-7A, Class A, 2.118% (3-month USLIBOR +1.900%), 4/20/2031	3,758,083
750,000		GoldenTree Loan Management US 2020-7A, Class C, 3.768% (3-month USLIBOR +3.550%), 4/20/2031	757,011
1,000,000		Magnetite CLO Ltd 2020-28A, Class C, 2.566% (3-month USLIBOR +2.350%), 10/25/2031	1,003,147
700,000		Magnetite CLO Ltd 2020-28A, Class D, 3.716% (3-month USLIBOR +3.500%), 10/25/2031	702,687
1,250,000		Neuberger Berman CLO Ltd. 2020-38A, Class B, 1.929% (3-month USLIBOR +1.700%), 10/20/2032	1,252,334
1,500,000		Neuberger Berman CLO Ltd. 2020-38A, Class C, 2.579% (3-month USLIBOR +2.350%), 10/20/2032	1,504,685
1,250,000		Neuberger Berman CLO Ltd. 2020-39A, Class C, 2.488% (3-month USLIBOR +2.250%), 1/20/2032	1,251,239
1,000,000		Neuberger Berman CLO Ltd. 2020-39A, Class D, 3.838% (3-month USLIBOR +3.600%), 1/20/2032	1,000,991
4,000,000		OCP CLO Ltd. 2020-18A, Class A, 2.018% (3-month USLIBOR +1.800%), 4/20/2030	4,021,293
1,000,000		OCP CLO Ltd. 2020-18A, Class C, 3.138% (3-month USLIBOR +2.920%), 4/20/2030	1,008,578
2,750,000		OCP CLO Ltd. 2020-8RA, Class C, 3.988% (3-month USLIBOR +3.750%), 1/17/2032	2,751,375
600,000		Palmer Square Loan Funding Ltd 2020-3A, Class C, 4.148% (3-month USLIBOR +3.930%), 7/20/2028	606,028
3,000,000		Parallel Ltd. 2020-1A, Class A1, 1.983% (3-month USLIBOR +1.825%), 7/20/2031	3,021,167
3,000,000		Parallel Ltd. 2020-1A, Class A2, 2.558% (3-month USLIBOR +2.400%), 7/20/2031	3,028,593
5,511,396		Stratus CLO, Ltd. 2020-1A, Class A, 2.198% (3-month USLIBOR +1.980%), 5/1/2028	5,510,992
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $37,558,782)	37,794,626
		COMMON STOCK— 0.0%
		Consumer Cyclical Services— 0.0%
46,202	[3]	Constellis Holdings LLC (IDENTIFIED COST $17,326)	75,101
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
		WARRANT— 0.0%
		Health Care— 0.0%
148	[3,4]	Carestream Health, Inc., Warrants (IDENTIFIED COST $0)	$1
		EXCHANGE-TRADED FUNDS— 5.1%
1,108,000		Invesco Senior Loan ETF	24,686,240
1,250,000		SPDR Blackstone/ GSO Senior LN ETF	57,062,500
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $79,725,722)	81,748,740
		INVESTMENT COMPANY— 12.2%
195,470,299		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.08%[5] (IDENTIFIED COST $195,525,481)	195,509,393
		TOTAL INVESTMENT IN SECURITIES—104.3% (IDENTIFIED COST $1,663,462,527)[6]	1,670,289,091
		OTHER ASSETS AND LIABILITIES - NET—(4.3)%[7]	(68,910,355)
		TOTAL NET ASSETS—100%	$1,601,378,736
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended December 31, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2020	$163,403,464
Purchases at Cost	$592,113,720
Proceeds from Sales	$(559,915,343)
Change in Unrealized Appreciation/Depreciation	$(96,599)
Net Realized Gain/(Loss)	$4,151
Value as of 12/31/2020	$195,509,393
Shares Held as of 12/31/2020	195,470,299
Dividend Income	$150,125

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Issuer in default.
3	Non-income-producing security.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $1,660,804,039.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Bank Loan Core Fund
Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$1,206,472,750	$—	$1,206,472,750
Corporate Bonds	—	148,688,480	—	148,688,480
Asset-Backed Securities	—	37,794,626	—	37,794,626
Warrant	—	—	1	1
Exchange-Traded Funds	81,748,740	—	—	81,748,740
Equity Security:
Common Stock
Domestic	75,101	—	—	75,101
Investment Company	195,509,393	—	—	195,509,393
TOTAL SECURITIES	$277,333,234	$1,392,955,856	$1	$1,670,289,091

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Annual Shareholder Report

Financial Highlights–Bank Loan Core Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2020	Year Ended June 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.14	$9.83	$10.02	$10.12	$9.90	$10.12
Income From Investment Operations:
Net investment income (loss)	0.21	0.49	0.59	0.53	0.49	0.49
Net realized and unrealized gain (loss)	0.43	(0.69)	(0.20)	(0.10)	0.22	(0.22)
TOTAL FROM INVESTMENT OPERATIONS	0.64	(0.20)	0.39	0.43	0.71	0.27
Less Distributions:
Distributions from net investment income	(0.20)	(0.49)	(0.58)	(0.53)	(0.49)	(0.49)
Net Asset Value, End of Period	$9.58	$9.14	$9.83	$10.02	$10.12	$9.90
Total Return[1]	7.01%	(2.15)%	4.02%	4.32%	7.31%	2.76%
Ratios to Average Net Assets:
Net expenses[2]	0.05%[3]	0.06%	0.06%	0.05%	0.08%	0.09%
Net investment income	4.48%[3]	5.22%	5.98%	5.27%	4.90%	5.02%
Expense waiver/reimbursement[4]	—%	—%	—%	—%	0.00%[5]	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,601,379	$1,148,240	$1,043,884	$927,849	$793,870	$589,045
Portfolio turnover	21%	43%	38%	31%	39%	41%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Annual Shareholder Report

Statement of Assets and Liabilities–Bank Loan Core FundDecember 31, 2020 (unaudited)

Assets:
Investment in securities, at value including $195,509,393 of investment in affiliated holdings* (identified cost $1,663,462,527)	$1,670,289,091
Cash	10,698,202
Income receivable	8,011,705
Income receivable from affiliated holdings	41,471
Receivable for investments sold	8,332,187
Total Assets	1,697,372,656
Liabilities:
Payable for investments purchased	93,746,659
Income distribution payable	2,057,105
Accrued expenses (Note 5)	190,156
Total Liabilities	95,993,920
Net assets for 167,243,226 shares outstanding	$1,601,378,736
Net Assets Consist of:
Paid-in capital	$1,668,237,130
Total distributable earnings (loss)	(66,858,394)
Total Net Assets	$1,601,378,736
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,601,378,736 ÷ 167,243,226 shares outstanding, no par value, unlimited shares authorized	$9.58

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Annual Shareholder Report

Statement of Operations–Bank Loan Core FundSix Months Ended December 31, 2020 (unaudited)

Investment Income:
Interest	$28,728,698
Dividends (including $150,125 received from affiliated holdings*)	1,509,752
TOTAL INCOME	30,238,450
Expenses:
Administrative fee (Note 5)	1,041
Custodian fees	21,106
Transfer agent fees	37,755
Directors’/Trustees’ fees (Note 5)	3,128
Auditing fees	18,501
Legal fees	5,016
Portfolio accounting fees	196,836
Share registration costs	195
Printing and postage	8,309
Miscellaneous (Note 5)	12,584
TOTAL EXPENSES	304,471
TOTAL	0
Net investment income	29,933,979
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $4,151 on sales of investments in affiliated holdings*)	2,263,994
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(96,599) on investments in affiliated holdings*)	57,954,883
Net realized and unrealized gain (loss) on investments	60,218,877
Change in net assets resulting from operations	$90,152,856

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Annual Shareholder Report

Statement of Changes in Net Assets–Bank Loan Core Fund

	Six Months Ended (unaudited) 12/31/2020	Year Ended 6/30/2020
(unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$29,933,979	$56,589,834
Net realized gain (loss)	2,263,994	(66,522,789)
Net change in unrealized appreciation/depreciation	57,954,883	(29,198,230)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	90,152,856	(39,131,185)
Distributions to Shareholders	(27,813,879)	(55,191,113)
Share Transactions:
Proceeds from sale of shares	626,877,160	589,153,851
Net asset value of shares issued to shareholders in payment of distributions declared	18,118,050	21,483,001
Cost of shares redeemed	(254,195,000)	(411,958,657)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	390,800,210	198,678,195
Change in net assets	453,139,187	104,355,897
Net Assets:
Beginning of period	1,148,239,549	1,043,883,652
End of period	$1,601,378,736	$1,148,239,549
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Annual Shareholder Report

Notes to Financial Statements –Bank Loan Core Fund
December 31, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
Prior to April 24, 2020, the name of the Trust was Federated Core Trust. Prior to August 28, 2020, the name of the Fund was Federated Bank Loan Core Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information
Bank Loan Core Fund
Annual Shareholder Report

furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Bank Loan Core Fund
Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Bank Loan Core Fund
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Bank Loan Core Fund
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 12/31/2020	Year Ended 6/30/2020
Shares sold	66,714,459	62,467,458
Shares issued to shareholders in payment of distributions declared	1,921,837	2,271,073
Shares redeemed	(27,040,007)	(45,244,765)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	41,596,289	19,493,766
4. FEDERAL TAX INFORMATION
At December 31, 2020, the cost of investments for federal tax purposes was $1,660,804,039. The net unrealized appreciation of investments for federal tax purposes was $9,485,052. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,928,388 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,443,336.
As of June 30, 2020, the Fund had a capital loss carryforward of $75,939,097 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$14,676,626	$61,262,471	$75,939,097
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Bank Loan Core Fund
Annual Shareholder Report

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2020, were as follows:
Purchases	$610,112,514
Sales	$252,191,160
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2020, the Fund had no outstanding loans. During the six months ended December 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2020, there were no outstanding loans. During the six months ended December 31, 2020, the program was not utilized.
Bank Loan Core Fund
Annual Shareholder Report

9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Bank Loan Core Fund
Annual Shareholder Report

Shareholder Expense Example (unaudited)–Bank Loan Core Fund
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Expenses Paid During Period[1]
Actual	$1,000.00	$1,070.10	$0.26
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.95	$0.26

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Bank Loan Core Fund
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised seven portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; formerly,
Chairman and CEO, The Collins Group, Inc. (a private equity
firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Floating Rate Strategic Income Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES FLOATING RATE STRATEGIC INCOME FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Annual Shareholder Report

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
Annual Shareholder Report

though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the five-year period was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year and three-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated
Annual Shareholder Report

Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
Annual Shareholder Report

information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised
Annual Shareholder Report

to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Floating Rate Strategic Income Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C514
CUSIP 31420C597
CUSIP 31420C670
CUSIP 31420C571
Q450751 (5/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
March 31, 2021

Share Class | Ticker	A | FUSGX	B | FUSBX	C | FUSCX	IS | FCBRX

Federated Hermes Fund for U.S. Government Securities
(formerly, Federated Fund for U.S. Government Securities)
Fund Established 1969

A Portfolio of Federated Hermes Income Securities Trust
(formerly, Federated Income Securities Trust)
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2020 through March 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Fund for U.S. Government Securities (the “Fund”),1 based on net asset value for the 12-month reporting period ended March 31, 2021, was 0.19% for the Class A Shares, -0.71% for the Class B Shares, -0.57% for the Class C Shares and 0.24% for the Institutional Shares.2 The 0.19% total return of the Class A Shares consisted of 1.79% in taxable dividends and 1.60% of price depreciation in the net asset value of the shares. The Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS),3 the Fund’s broad-based securities market index, returned -0.09% for the same period. The total return of the Lipper U.S. Mortgage Funds Average (LUSMFA),4 a peer group average for the Fund, was 4.65% for the same period. The Fund’s and the LUSMFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BBMBS.
The most significant factors affecting the Fund’s performance relative to the BBMBS were (a) security selection; (b) sector allocation; and (c) interest rate strategy.
The following discussion will focus on the performance of the Fund’s Class A Shares relative to the BBMBS.
MARKET OVERVIEW
The world was shaken by the worst global pandemic since 1918. The pandemic upended economies across the globe as economic activity ground to a halt for a period before limited re-openings. Monetary and fiscal policies were enacted to stabilize the U.S. economy and support displaced workers; however, the economic damage caused by the effect of the pandemic was significant.
The economy contracted early in the reporting period as some sectors of the economy shut down while others worked at reduced capacity. The Federal Reserve (the “Fed”) reacted quickly and on a massive scale by cutting the federal funds target rate to near-zero and initiating unprecedented quantitative easing (QE) programs. QE is a monetary policy in which a central bank purchases long-term securities to inject money into the economy and expand economic activity. The Fed’s asset purchase program for Treasury and mortgage securities totaling at least $120 billion per month was commenced in addition to liquidity facilities designed to stabilize markets. The Coronavirus Aid Relief and Economic Security (CARES) Act was the first of multiple fiscal policy programs. Fiscal policies provided funds to a wide range of individuals and businesses as well as state and local governments via direct consumer stimulus payments, enhanced unemployment benefits and business loans to name just a few. Market yields were volatile during the reporting period as
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rates initially fell across the yield curve to historic lows before signs of economic recovery, fueled by vaccinations, led to confidence the economic rebound would be sustained. In response, longer maturity Treasury yields rose during the second half of the reporting period.
With the federal funds target rate reduced to a range of 0%-0.25% and QE purchases of Treasuries and agency mortgage-backed securities5 (MBS) totaling $80 billion and $40 billion per month, respectively, the MBS sector strongly rebounded from the initial, negative impact of the pandemic. Virtually all fixed-income spread sectors posted positive excess returns for the year, led by corporate debt and commercial MBS. Demand for Treasury securities drove interest rates downward and the 30-year fixed mortgage rate to a record low of 2.65%. Historically low rates unleashed a mortgage refinance wave as homeowners reduced debt service costs.
During the reporting period, the 2-year U.S. Treasury yield decreased 9 basis points to 0.16%, while the 10-year U.S. Treasury yield rose 107 basis points to 1.74%.6
Security selection
With the decline in mortgage rates to record lows, prepayments dramatically increased and securities with characteristics that reduced relative prepayment activity posted strong returns. Mortgage securities with specific attributes which typically reduce prepayment risk, such as loan balance and geographic factors, realized strong price appreciation relative to “plain vanilla” mortgage securities. As a result of such portfolio investments, security selection made a positive contribution to Fund performance.
SECTOR ALLOCATION
In addition to government-issued residential MBS, the portfolio held allocations to commercial MBS and asset-backed securities. These sectors significantly outperformed agency MBS, posting strong excess returns. Therefore, sector allocation was beneficial to Fund performance.
interest rate strategy
Portfolio effective duration7 was tactically adjusted in a manner consistent with our firm’s view on market yields. These moves proved beneficial and interest rate strategy made a positive impact on Fund performance during the reporting period.
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1
Prior to June 29, 2020, the Fund was named Federated Fund for U.S. Government Securities.
2
The Fund’s Institutional Shares commenced operations on May 28, 2020. For the periods prior to the commencement of operations for the Institutional Shares, the performance information shown is for the Fund’s A Shares. The performance of the A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares has a lower expense ratio than the expense ratio of the A Shares. The performance of the A Shares has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of the Fund’s A Shares and Institutional Shares.
3
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBMBS.
4
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LUSMFA.
5
The value of some mortgage-backed securities may be particularly sensitive to changes in the prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
6
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
7
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Fund for U.S. Government Securities (the “Fund”) from March 31, 2011 to March 31, 2021, compared to the Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS)2 and the Lipper U.S. Mortgage Funds Average (LUSMFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of March 31, 2021
■ Total returns shown for Class A Shares include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).
■ Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of the additional classes not shown in the line graph above.
Average Annual Total Returnsfor the Period Ended 3/31/2021
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-4.27%	0.96%	1.71%
Class B Shares	-6.11%	0.73%	1.56%
Class C Shares	-1.56%	1.13%	1.41%
Institutional Shares[4]	0.24%	1.91%	2.18%
BBMBS	-0.09%	2.43%	2.83%
LUSMFA	4.65%	2.68%	2.92%
Annual Shareholder Report
4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The BBMBS and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2
The BBMBS tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4
The Fund’s Institutional Shares commenced operations on May 28, 2020. For the periods prior to the commencement of operations for the Institutional Shares, the performance information shown is for the Fund’s A Shares. The performance of the A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares has a lower expense ratio than the expense ratio of the A Shares. The performance of the A Shares has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of the Fund’s A Shares and Institutional Shares.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At March 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	88.8%
Collateralized Mortgage Obligations	4.3%
Asset-Backed Securities	3.9%
Non-Agency Mortgage-Backed Securities	0.4%
Derivative Contracts[2]	0.0%
Cash Equivalents[3]	30.2%
Other Assets and Liabilities—Net[4]	(27.6)%
TOTAL	100%

1	See the Fund’s prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Represents less than 0.1%.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
6

Portfolio of Investments
March 31, 2021
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— 88.8%
	Federal Home Loan Mortgage Corporation— 28.3%
$ 2,586,451	1.500%, 8/1/2035	$2,599,255
3,990,354	2.000%, 3/1/2051	3,966,819
4,000,000	2.000%, 4/1/2051	3,982,346
1,133,534	2.500%, 9/1/2034	1,183,746
814,877	3.000%, 3/1/2032	871,932
1,020,830	3.000%, 2/1/2033	1,095,814
1,459,562	3.000%, 1/1/2043	1,554,488
465,997	3.000%, 10/1/2045	493,538
824,399	3.000%, 11/1/2045	873,121
687,493	3.000%, 10/1/2046	722,538
1,511,130	3.000%, 10/1/2046	1,604,216
1,009,588	3.000%, 11/1/2046	1,060,737
2,604,979	3.000%, 1/1/2047	2,736,955
2,403,903	3.000%, 2/1/2047	2,525,692
1,075,657	3.000%, 8/1/2049	1,119,396
5,359,926	3.500%, 7/1/2042	5,820,047
3,445,110	3.500%, 9/1/2043	3,739,777
1,514,085	3.500%, 5/1/2046	1,644,534
1,539,189	3.500%, 10/1/2046	1,653,042
1,425,032	3.500%, 10/1/2046	1,525,542
697,274	3.500%, 11/1/2047	744,275
284,015	4.000%, 8/1/2025	302,212
2,942,172	4.000%, 12/1/2041	3,250,612
413,685	4.000%, 1/1/2042	457,053
1,131,059	4.000%, 9/1/2047	1,221,709
913,003	4.000%, 10/1/2047	993,082
565,815	4.000%, 11/1/2047	610,102
814,714	4.000%, 12/1/2047	878,228
509,708	4.000%, 2/1/2048	550,878
593,854	4.000%, 4/1/2048	639,779
590,850	4.000%, 6/1/2048	643,929
39,245	4.500%, 2/1/2024	40,966
107,537	4.500%, 6/1/2024	112,510
144,638	4.500%, 11/1/2039	160,802
319,519	4.500%, 4/1/2040	359,347
730,384	4.500%, 5/1/2040	821,424
Annual Shareholder Report
7

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— continued
$ 438,754	4.500%, 5/1/2040	$493,444
228,040	4.500%, 8/1/2040	256,464
586,937	4.500%, 9/1/2040	660,097
995,045	4.500%, 9/1/2040	1,119,075
1,215,663	4.500%, 9/1/2041	1,374,030
299,131	4.500%, 2/1/2048	333,846
330,143	5.000%, 1/1/2034	373,027
764,744	5.000%, 5/1/2034	864,083
77,714	5.000%, 2/1/2039	88,512
245,312	5.000%, 3/1/2039	279,422
170,351	5.000%, 7/1/2039	194,131
603,445	5.000%, 9/1/2039	688,118
701,708	5.000%, 10/1/2039	800,115
2,125,356	5.500%, 5/1/2034	2,441,577
287,250	5.500%, 12/1/2035	332,890
224,190	5.500%, 5/1/2036	259,110
24,605	5.500%, 6/1/2036	28,513
486,975	5.500%, 6/1/2036	563,677
40,033	5.500%, 9/1/2037	46,427
20,420	6.000%, 2/1/2032	23,585
165,085	6.500%, 10/1/2037	197,333
21,285	6.500%, 4/1/2038	25,435
42,460	6.500%, 10/1/2038	50,837
4,568	6.500%, 10/1/2038	5,484
29,956	7.500%, 1/1/2027	33,601
2,523	7.500%, 12/1/2029	2,956
59,459	7.500%, 5/1/2030	67,597
18,298	7.500%, 1/1/2031	21,662
35,750	7.500%, 2/1/2031	42,300
	TOTAL	64,227,791
	Federal National Mortgage Association— 41.9%
3,554,419	1.500%, 8/1/2035	3,572,015
1,953,151	2.000%, 1/1/2036	2,005,566
3,373,647	2.000%, 10/1/2050	3,312,991
3,904,403	2.000%, 11/1/2050	3,858,327
3,974,541	2.000%, 2/1/2051	3,947,834
1,995,145	2.000%, 3/1/2051	1,983,852
4,000,000	2.000%, 4/1/2051	3,983,395
842,879	2.500%, 2/1/2028	880,085
Annual Shareholder Report
8

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 732,495	2.500%, 9/1/2034	$764,943
974,019	2.500%, 9/1/2034	1,013,969
2,419,543	2.500%, 10/1/2050	2,485,743
6,528,403	2.500%, 12/1/2050	6,706,514
1,162,631	3.000%, 10/1/2046	1,221,896
1,834,853	3.000%, 11/1/2046	1,927,811
2,107,665	3.000%, 11/1/2046	2,238,156
1,016,827	3.000%, 1/1/2047	1,068,342
1,251,469	3.000%, 1/1/2047	1,314,872
689,324	3.000%, 2/1/2047	734,157
1,404,448	3.000%, 7/1/2049	1,461,557
6,466,798	3.500%, 9/1/2042	7,019,917
3,533,764	3.500%, 12/1/2042	3,833,806
3,956,157	3.500%, 8/1/2046	4,241,374
676,598	3.500%, 8/1/2046	724,743
1,127,207	3.500%, 9/1/2046	1,206,148
1,536,169	3.500%, 10/1/2047	1,639,717
623,134	3.500%, 11/1/2047	660,464
1,150,719	3.500%, 1/1/2048	1,247,345
2,947,125	4.000%, 12/1/2031	3,198,063
749,846	4.000%, 2/1/2041	823,193
1,944,989	4.000%, 12/1/2041	2,135,234
2,838,743	4.000%, 3/1/2042	3,136,340
1,506,153	4.000%, 4/1/2042	1,663,108
1,641,192	4.000%, 6/1/2044	1,805,552
281,881	4.000%, 9/1/2046	309,582
927,607	4.000%, 6/1/2047	1,022,026
643,593	4.000%, 11/1/2047	697,306
942,029	4.000%, 12/1/2047	1,034,544
557,130	4.000%, 1/1/2048	614,892
674,663	4.000%, 2/1/2048	727,049
729,605	4.000%, 2/1/2048	786,941
1,091,930	4.000%, 2/1/2048	1,177,397
407,038	4.000%, 2/1/2048	444,298
550,329	4.000%, 2/1/2048	594,780
229,056	4.000%, 3/1/2048	246,698
469,498	4.000%, 5/1/2048	505,807
253,024	4.000%, 6/1/2048	272,591
614,190	4.000%, 6/1/2048	660,920
Annual Shareholder Report
9

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 565,754	4.500%, 10/1/2040	$636,273
1,457,229	4.500%, 3/1/2041	1,638,413
59,243	4.500%, 6/1/2041	66,608
126,782	5.000%, 1/1/2024	132,552
834,174	5.000%, 7/1/2034	943,782
60,386	5.000%, 11/1/2035	68,656
278,820	5.000%, 1/1/2039	317,852
549,824	5.000%, 7/1/2039	626,797
123,406	5.000%, 10/1/2039	140,606
563,864	5.000%, 11/1/2039	643,051
260,662	5.000%, 12/1/2039	297,231
60,704	5.000%, 1/1/2040	69,930
418,124	5.500%, 9/1/2034	482,587
8,266	6.000%, 10/1/2028	9,360
5,722	6.000%, 11/1/2028	6,487
430	6.000%, 12/1/2028	484
7,143	6.000%, 12/1/2028	7,677
15,665	6.000%, 12/1/2028	17,701
9,029	6.000%, 12/1/2028	10,156
6,556	6.000%, 12/1/2028	7,368
1,417	6.000%, 1/1/2029	1,585
6,279	6.000%, 1/1/2029	7,049
2,052	6.000%, 1/1/2029	2,304
368	6.000%, 1/1/2029	415
13,958	6.000%, 1/1/2029	15,688
465	6.000%, 3/1/2029	527
506	6.000%, 3/1/2029	575
32,005	6.000%, 5/1/2029	36,067
27,977	6.000%, 5/1/2029	31,557
437	6.000%, 11/1/2029	494
23,035	6.000%, 11/1/2029	25,976
3,986	6.000%, 4/1/2031	4,582
380,552	6.000%, 11/1/2034	444,658
28,690	6.000%, 5/1/2036	33,779
21,849	6.000%, 6/1/2036	25,799
54,630	6.000%, 7/1/2036	64,582
121,780	6.000%, 9/1/2037	144,224
137,101	6.000%, 2/1/2038	162,107
67,868	6.000%, 4/1/2038	80,311
Annual Shareholder Report
10

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 26,779	6.500%, 5/1/2031	$30,941
26,323	6.500%, 6/1/2031	30,386
27,295	6.500%, 4/1/2032	31,966
147,478	6.500%, 9/1/2036	175,619
415,537	6.500%, 8/1/2037	495,144
41,666	7.000%, 8/1/2028	47,570
29,033	7.000%, 10/1/2028	33,108
19,150	7.000%, 6/1/2029	22,171
183	7.000%, 11/1/2031	216
5,694	7.000%, 11/1/2031	6,756
52,655	7.000%, 12/1/2031	61,991
5,525	7.000%, 12/1/2031	6,551
832	7.000%, 1/1/2032	981
928	7.500%, 1/1/2030	1,089
	TOTAL	95,062,199
	Government National Mortgage Association— 2.1%
2,644,357	3.500%, 2/20/2048	2,856,167
150,384	5.000%, 11/20/2038	170,599
55,131	5.000%, 12/20/2038	62,551
104,175	5.000%, 5/20/2039	118,253
383,411	5.000%, 8/20/2039	435,367
171,882	5.000%, 9/20/2039	195,203
170,694	5.500%, 12/20/2038	196,748
142,073	6.000%, 9/20/2038	165,694
14,195	7.500%, 12/15/2023	14,983
8,416	7.500%, 1/15/2026	9,388
7,026	7.500%, 2/15/2026	7,837
158,348	7.500%, 2/15/2028	180,198
583	7.500%, 7/15/2029	680
604	7.500%, 7/15/2029	704
346	7.500%, 7/15/2029	358
456	7.500%, 9/15/2029	527
2,573	7.500%, 9/15/2029	2,980
1,830	7.500%, 10/15/2029	2,055
9,413	7.500%, 10/15/2029	10,940
4,052	7.500%, 10/15/2029	4,660
5,092	7.500%, 10/15/2029	5,952
49,799	7.500%, 6/15/2030	58,556
24,012	7.500%, 6/15/2030	27,779
Annual Shareholder Report
11

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
		Government National Mortgage Association— continued
$ 37,694		7.500%, 7/15/2030	$44,323
68,194		8.250%, 10/15/2030	81,150
		TOTAL	4,653,652
	[1]	Uniform Mortgage-Backed Securities, TBA— 16.5%
6,000,000		2.000%, 4/1/2036	6,157,216
7,000,000		2.000%, 4/1/2051	6,983,551
18,500,000		2.500%, 4/1/2051	18,982,010
5,000,000		2.500%, 4/20/2051	5,157,250
		TOTAL	37,280,027
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $192,241,792)	201,223,669
		COLLATERALIZED MORTGAGE OBLIGATIONS— 4.7%
		Federal Home Loan Mortgage Corporation— 1.3%
2,778,904	[2]	REMIC, Series 4937, Class MF, 0.558% (1-month USLIBOR +0.450%), 12/25/2049	2,799,326
		Federal National Mortgage Association— 1.9%
4,227,075	[2]	REMIC, Series 2018-15, Class JF, 0.408% (1-month USLIBOR +0.300%), 3/25/2048	4,245,543
		Government National Mortgage Association— 1.1%
1,270,857	[2]	REMIC, Series 2013-158, Class AB, 3.049% (1-month USLIBOR +0.000%), 8/16/2053	1,332,284
1,145,066		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	1,196,808
		TOTAL	2,529,092
		Non-Agency Mortgage-Backed Securities— 0.4%
129,058		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	46,956
456,280		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	462,660
45,899	[3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	23,458
458,917		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	447,832
		TOTAL	980,906
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,519,321)	10,554,867
		ASSET-BACKED SECURITIES— 3.9%
		Auto Receivables— 1.8%
2,122,000		Santander Drive Auto Receivables Trust 2020-1, Class A3, 2.030%, 2/15/2024	2,148,964
930,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	963,417
900,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	928,552
		TOTAL	4,040,933
Annual Shareholder Report
12

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— 0.0%
$ 99,814		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	$100,476
		Student Loans— 2.1%
1,818,127		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,833,129
1,284,305		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	1,297,347
1,608,254	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.206% (1-month USLIBOR +1.100%), 7/15/2053	1,617,913
		TOTAL	4,748,389
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,722,224)	8,889,798
		INVESTMENT COMPANY— 30.2%
68,558,463		Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[4] (IDENTIFIED COST $68,558,463)	68,558,463
		TOTAL INVESTMENT IN SECURITIES—127.6% (IDENTIFIED COST $280,041,800)[5]	289,226,797
		OTHER ASSETS AND LIABILITIES - NET—(27.6)%[6]	(62,485,864)
		TOTAL NET ASSETS—100%	$226,740,933
At March 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Future:
[3]United States Treasury Notes 10-Year Ultra Short Futures	32	$4,598,000	June 2021	$3,685
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report
13

Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2020	$11,956,081
Purchases at Cost	$160,999,455
Proceeds from Sales	$(104,397,073)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 3/31/2021	$68,558,463
Shares Held as of 3/31/2021	68,558,463
Dividend Income	$14,492
The Fund invests in Federated Hermes Government Obligations Fund (GOF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of GOF is to provide current income consistent with stability of principal. GOF operates as a government money market fund. As a government money market fund, GOF: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act. Income distributions from GOF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of GOF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At March 31, 2021, GOF represents 30.2% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of GOF. A copy of GOF’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Non-income-producing security.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $280,113,183.
6
Assets, other than investment in securities, less liabilities. See Statement of Assets and
Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of
March 31, 2021.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2021.
Annual Shareholder Report
14

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$201,223,669	$—	$201,223,669
Collateralized Mortgage Obligations	—	10,554,867	—	10,554,867
Asset-Backed Securities	—	8,889,798	—	8,889,798
Investment Company	68,558,463	—	—	68,558,463
TOTAL SECURITIES	$68,558,463	$220,668,334	$—	$289,226,797
Other Financial Instruments:[1]
Assets	$3,685	$—	$—	$3,685
TOTAL OTHER FINANCIAL INSTRUMENTS	$3,685	$—	$—	$3,685

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$7.51	$7.27	$7.21	$7.37	$7.54
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.18	0.18	0.17	0.16
Net realized and unrealized gain (loss)	(0.09)	0.24	0.07	(0.16)	(0.16)
Total From Investment Operations	0.02	0.42	0.25	0.01	—
Less Distributions:
Distributions from net investment income	(0.14)	(0.18)	(0.19)	(0.17)	(0.17)
Net Asset Value, End of Period	$7.39	$7.51	$7.27	$7.21	$7.37
Total Return[2]	0.19%	5.86%	3.48%	0.15%	(0.03)%
Ratios to Average Net Assets:
Net expenses[3]	0.95%	0.97%	0.96%	0.96%	0.91%
Net investment income	1.46%	2.41%	2.59%	2.28%	2.17%
Expense waiver/reimbursement[4]	0.01%	0.03%	0.04%	0.00%[5]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$219,671	$206,154	$216,404	$236,461	$295,523
Portfolio turnover	277%[6]	82%	60%	45%	91%[6]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	47%	74%	60%	34%	43%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$7.52	$7.28	$7.21	$7.38	$7.55
Income From Investment Operations:
Net investment income (loss)[1]	0.06	0.12	0.13	0.11	0.11
Net realized and unrealized gain (loss)	(0.11)	0.24	0.07	(0.16)	(0.17)
Total From Investment Operations	(0.05)	0.36	0.20	(0.05)	(0.06)
Less Distributions:
Distributions from net investment income	(0.08)	(0.12)	(0.13)	(0.12)	(0.11)
Net Asset Value, End of Period	$7.39	$7.52	$7.28	$7.21	$7.38
Total Return[2]	(0.71)%	5.06%	2.83%	(0.74)%	(0.78)%
Ratios to Average Net Assets:
Net expenses[3]	1.71%	1.72%	1.71%	1.71%	1.66%
Net investment income	0.76%	1.67%	1.81%	1.54%	1.42%
Expense waiver/reimbursement[4]	0.01%	0.03%	0.04%	0.00%[5]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$502	$1,310	$1,691	$3,024	$5,447
Portfolio turnover	277%[6]	82%	60%	45%	91%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	47%	74%	60%	34%	43%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6
The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$7.51	$7.27	$7.21	$7.37	$7.54
Income From Investment Operations:
Net investment income (loss)[1]	0.06	0.12	0.13	0.11	0.11
Net realized and unrealized gain (loss)	(0.10)	0.25	0.06	(0.15)	(0.17)
Total From Investment Operations	(0.04)	0.37	0.19	(0.04)	(0.06)
Less Distributions:
Distributions from net investment income	(0.08)	(0.13)	(0.13)	(0.12)	(0.11)
Net Asset Value, End of Period	$7.39	$7.51	$7.27	$7.21	$7.37
Total Return[2]	(0.57)%	5.06%	2.69%	(0.61)%	(0.78)%
Ratios to Average Net Assets:
Net expenses[3]	1.71%	1.72%	1.71%	1.71%	1.66%
Net investment income	0.73%	1.66%	1.81%	1.53%	1.42%
Expense waiver/reimbursement[4]	0.01%	0.03%	0.04%	0.00%[5]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,033	$9,464	$8,999	$16,447	$25,271
Portfolio turnover	277%[6]	82%	60%	45%	91%[6]
Portfolio turnover (excluding purchases and sales from dollar- roll transactions)	47%	74%	60%	34%	43%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended 3/31/2021[1]
Net Asset Value, Beginning of Period	$7.58
Income From Investment Operations:
Net investment income[2]	0.10
Net realized and unrealized (loss)	(0.16)
Total From Investment Operations	(0.06)
Less Distributions:
Distributions from net investment income	(0.14)
Net Asset Value, End of Period	$7.38
Total Return[3]	(0.87)%
Ratios to Average Net Assets:
Net expenses[4]	0.70%[5]
Net investment income	1.54%[5]
Expense waiver/reimbursement[6]	0.01%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$535
Portfolio turnover	277%[7]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	47%

1	Reflects operations for the period from May 28, 2020 (date of initial investment) to March 31, 2021.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Assets and LiabilitiesMarch 31, 2021

Assets:
Investment in securities, at value including $68,558,463 of investments in an affiliated holding* (identified cost $280,041,800)	$289,226,797
Due from broker (Note 2)	346,399
Income receivable	450,728
Income receivable from an affiliated holding	1,571
Receivable for investments sold	25,554,276
Receivable for shares sold	22,675
Receivable for variation margin on futures contracts	11,000
Total Assets	315,613,446
Liabilities:
Payable for investments purchased	88,279,998
Payable for shares redeemed	274,769
Payable to bank	85,714
Income distribution payable	30,442
Payable for investment adviser fee (Note 5)	2,063
Payable for administrative fee (Note 5)	486
Payable for distribution services fee (Note 5)	4,590
Payable for other service fees (Notes 2 and 5)	74,763
Accrued expenses (Note 5)	119,688
Total Liabilities	88,872,513
Net assets for 30,699,495 shares outstanding	$226,740,933
Net Assets Consist of:
Paid-in capital	$229,420,260
Total distributable earnings (loss)	(2,679,327)
Total Net Assets	$226,740,933
Annual Shareholder Report
20

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($219,670,537 ÷ 29,742,500 shares outstanding), no par value, unlimited shares authorized	$7.39
Offering price per share (100/95.50 of $7.39)	$7.74
Redemption proceeds per share	$7.39
Class B Shares:
Net asset value per share ($501,873 ÷ 67,897 shares outstanding), no par value, unlimited shares authorized	$7.39
Offering price per share	$7.39
Redemption proceeds per share (94.50/100 of $7.39)	$6.98
Class C Shares:
Net asset value per share ($6,033,165 ÷ 816,564 shares outstanding), no par value, unlimited shares authorized	$7.39
Offering price per share	$7.39
Redemption proceeds per share (99.00/100 of $7.39)	$7.32
Institutional Shares:
Net asset value per share ($535,358 ÷ 72,534 shares outstanding), no par value, unlimited shares authorized	$7.38
Offering price per share	$7.38
Redemption proceeds per share	$7.38

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of OperationsYear Ended March 31, 2021

Investment Income:
Interest	$5,629,471
Dividends received from an affiliated holding*	14,492
TOTAL INCOME	5,643,963
Expenses:
Investment adviser fee (Note 5)	842,305
Administrative fee (Note 5)	185,321
Custodian fees	27,903
Transfer agent fees	260,764
Directors’/Trustees’ fees (Note 5)	2,078
Auditing fees	40,200
Legal fees	10,664
Portfolio accounting fees	156,138
Distribution services fee (Note 5)	71,987
Other service fees (Notes 2 and 5)	576,716
Share registration costs	85,687
Printing and postage	35,385
Miscellaneous (Note 5)	26,207
TOTAL EXPENSES	2,321,355
Waiver/reimbursement of investment adviser fee (Note 5)	(22,614)
Net expenses	2,298,741
Net investment income	3,345,222
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(241,484)
Net change in unrealized appreciation of investments	(3,180,867)
Net change in unrealized appreciation of futures contracts	3,685
Net realized and unrealized gain (loss) on investments and futures contracts	(3,418,666)
Change in net assets resulting from operations	$(73,444)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Changes in Net Assets

Year Ended March 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,345,222	$5,260,429
Net realized gain (loss)	(241,484)	1,168,475
Net change in unrealized appreciation/depreciation	(3,177,182)	6,038,742
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(73,444)	12,467,646
Distributions to Shareholders:
Class A Shares	(3,962,165)	(5,162,752)
Class B Shares	(7,609)	(25,378)
Class C Shares	(93,943)	(149,756)
Institutional Shares[1]	(29,884)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,093,601)	(5,337,886)
Share Transactions:
Proceeds from sale of shares	74,869,406	15,838,652
Net asset value of shares issued to shareholders in payment of distributions declared	3,678,890	4,567,506
Cost of shares redeemed	(64,568,037)	(37,702,603)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,980,259	(17,296,445)
Change in net assets	9,813,214	(10,166,685)
Net Assets:
Beginning of period	216,927,719	227,094,404
End of period	$226,740,933	$216,927,719

1	Reflects operations for the period from May 28, 2020 (date of initial investment) to March 31, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Notes to Financial Statements
March 31, 2021
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
The Fund’s Institutional Shares commenced operations on May 28, 2020.
Prior to June 29, 2020, the names of the Trust and Fund were Federated Income Securities Trust and Federated Fund for U.S. Government Securities, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information
Annual Shareholder Report
24

furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred
Annual Shareholder Report
25

securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $22,614 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report
26

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended March 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$552,834
Class B Shares	1,777
Class C Shares	22,105
TOTAL	$576,716
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Annual Shareholder Report
27

Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $353,692. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
28

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 3/31/2021		Year Ended 3/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,020,552	$67,910,096	1,545,336	$11,432,210
Shares issued to shareholders in payment of distributions declared	471,908	3,550,183	596,299	4,402,919
Shares redeemed	(7,197,033)	(53,960,609)	(4,456,617)	(32,885,106)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,295,427	$17,499,670	(2,314,982)	$(17,049,977)
	Year Ended 3/31/2021		Year Ended 3/31/2020
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	8,021	$60,232	18,912	$140,437
Shares issued to shareholders in payment of distributions declared	991	7,480	3,349	24,718
Shares redeemed	(115,395)	(871,186)	(80,385)	(595,012)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(106,383)	$(803,474)	(58,124)	$(429,857)
	Year Ended 3/31/2021		Year Ended 3/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	498,851	$3,763,164	573,155	$4,266,005
Shares issued to shareholders in payment of distributions declared	12,116	91,345	18,938	139,869
Shares redeemed	(953,884)	(7,163,695)	(569,807)	(4,222,485)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(442,917)	$(3,309,186)	22,286	$183,389
	Year Ended 3/31/2021[1]		Year Ended 3/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	415,547	$3,135,914	—	$—
Shares issued to shareholders in payment of distributions declared	3,980	29,882	—	—
Shares redeemed	(346,993)	(2,572,547)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	72,534	$593,249	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,818,661	$13,980,259	(2,350,820)	$(17,296,445)

1	Reflects operations for the period from May 28, 2020 (date of initial investment) to March 31, 2021.
Annual Shareholder Report
29

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$4,093,601	$5,337,886
As of March 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$26,887
Net unrealized appreciation	$9,113,614
Capital loss carryforwards and deferrals	$(11,819,828)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for REMIC adjustments, mark to market on future contracts and dollar roll adjustments.
At March 31, 2021, the cost of investments for federal tax purposes was $280,113,183. The net unrealized appreciation of investments for federal tax purposes was $9,113,614. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,080,268 and net unrealized depreciation from investments for those securities having an excess of cost over value of $966,654. The amounts presented are inclusive of derivative contracts.
As of March 31, 2021, the Fund had a capital loss carryforward of $11,819,828 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses, retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$9,012,594	$2,807,234	$11,819,828
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below plus 4.50% of the Fund’s gross income. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2021, the Adviser voluntarily waived $2,420 of its fee.
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The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2021, the Adviser reimbursed $20,194.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2021, the annualized fee paid to FAS was 0.075% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$5,332
Class C Shares	66,655
TOTAL	$71,987
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2021, FSC retained $13,522 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2021, FSC retained $5,027 in sales charges from the sale of Class A Shares. FSC also retained $123,619, $408 and $3,423 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the year ended March 31, 2021, FSSC received $196,786 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.96%, 1.71%, 1.71% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2021, were as follows:
Purchases	$24,778,724
Sales	$27,795,303
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7. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2021, the Fund had no outstanding loans. During the year ended March 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2021, there were no outstanding loans. During the year ended March 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED HERMES FUND FOR U.S. GOVERNMENT SECURITIES:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Fund for U.S. Government Securities (formerly, Federated Fund for U.S. Government Securities) (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (formerly, Federated Income Securities Trust) (the “Trust”)), including the portfolio of investments, as of March 31, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust), at March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
May 24, 2021
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35

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$987.40	$4.71
Class B Shares	$1,000	$983.80	$8.41
Class C Shares	$1,000	$983.70	$8.41
Institutional Shares	$1,000	$988.80	$3.47
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.19	$4.78
Class B Shares	$1,000	$1,016.45	$8.55
Class C Shares	$1,000	$1,016.45	$8.55
Institutional Shares	$1,000	$1,021.44	$3.53

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.95%
Class B Shares	1.70%
Class C Shares	1.70%
Institutional Shares	0.70%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised eight portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; formerly,
Chairman and CEO, The Collins Group, Inc. (a private equity
firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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39

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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40

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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41

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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42

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

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43

Evaluation and Approval of Advisory Contract–May 2020
Federated Fund for U.S. Government Securities (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES FUND FOR U.S. GOVERNMENT SECURITIES)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
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order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
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services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
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with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Fund for U.S. Government Securities (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
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addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Fund for U.S. Government Securities
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C803
CUSIP 31420C886
CUSIP 31420C522
28390 (5/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $237,490

Fiscal year ended 2020 - $222,080

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $4,000

Fiscal year ended 2020 - $0

Fiscal year ended 2021- Audit consent for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $49,999 and $46,864 respectively. Fiscal year ended 2021- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2020- Service fees for analysis of potential Passive Foreign Investment Company holdings

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $54,001

Fiscal year ended 2020 - $179,917

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 24, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 24, 2021